Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 15, 2013
Document and Entity Information
Entity Registrant Name	First Clover Leaf Financial Corp.
Entity Central Index Key	0001283582
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 39,300,000
Entity Common Stock, Shares Outstanding		7,347,000
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 23,798,795	$ 10,336,923
Interest-earning deposits	8,161,322	7,083,526
Federal funds sold	39,454,481	21,940,960
Total cash and cash equivalents	71,414,598	39,361,409
Interest-earning time deposits	1,749,744	1,738,498
Securities available for sale	88,280,080	85,575,351
Federal Home Loan Bank stock	2,887,763	6,306,273
Loans, net of allowance for loan losses of $5,944,585 and $7,789,262 at 2012 and 2011, respectively	394,868,626	387,634,646
Loans held for sale	1,827,000	1,661,750
Property and equipment, net	10,157,929	10,088,154
Goodwill	11,385,323	11,385,323
Bank-owned life insurance	5,244,335	5,067,935
Core deposit intangible	535,000	816,000
Foreclosed assets	6,505,912	5,822,864
Mortgage servicing rights	811,783	651,409
Accrued interest receivable	1,592,307	1,726,319
Prepaid FDIC insurance premiums	1,001,161	1,439,197
Other assets	2,507,471	3,449,851
Total assets	600,769,032	562,724,979
Deposits:
Noninterest-bearing	60,330,245	39,256,851
Interest-bearing	400,043,801	375,501,432
Total deposits	460,374,046	414,758,283
Federal Home Loan Bank advances	21,966,750	26,944,000
Securities sold under agreements to repurchase	34,494,579	36,874,298
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	284,270	417,828
Other liabilities	1,392,984	2,016,445
Total liabilities	522,512,629	485,010,854
Commitments and Contingent Liabilities (Note 15)
Stockholders' Equity
Preferred stock, $.10 par value, 10,000,000 shares authorized, no shares issued
Common stock, $.10 par value, 20,000,000 shares authorized, 7,481,317 and 7,727,756 shares issued and outstanding at 2012 and 2011	748,132	772,776
Additional paid-in capital	59,660,244	61,230,512
Retained earnings	16,651,916	14,418,656
Accumulated other comprehensive income	1,196,111	1,292,181
Total stockholders' equity	78,256,403	77,714,125
Total liabilities and stockholders' equity	$ 600,769,032	$ 562,724,979

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Loans, allowance for loan losses (in dollars)	$ 5,944,585	$ 7,789,262
Preferred stock, par value (in dollars per share)	$ 0.1	$ 0.1
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.1	$ 0.1
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	7,481,317	7,727,756
Common stock, shares outstanding	7,481,317	7,727,756

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income:
Interest and fees on loans	$ 19,613,434	$ 21,216,983
Securities:
Taxable interest income	1,129,813	1,678,079
Nontaxable interest income	836,665	726,594
Federal Home Loan Bank dividends	9,170	6,306
Interest-earning deposits, federal funds sold, and other	63,712	99,949
Total interest and dividend income	21,652,794	23,727,911
Interest expense:
Deposits	3,833,610	5,813,221
Federal Home Loan Bank advances	518,647	511,987
Securities sold under agreements to repurchase	17,839	11,179
Subordinated debentures	97,914	116,115
Total interest expense	4,468,010	6,452,502
Net interest income	17,184,784	17,275,409
Provision for loan losses	1,550,000	5,292,000
Net interest income after provision for loan losses	15,634,784	11,983,409
Other income:
Service fees on deposit accounts	370,082	398,730
Other service charges and fees	375,045	338,510
Loan servicing fees	219,117	194,722
Gain on sale of securities	167,978	454,920
Gain on sale of loans	1,599,694	572,395
Other	236,870	129,461
Total Other income	2,968,786	2,088,738
Other expenses:
Compensation and employee benefits	5,959,622	4,918,828
Occupancy expense	1,257,849	1,269,013
Data processing services	703,957	643,362
Director fees	151,700	149,150
Professional fees	519,331	550,581
FDIC insurance premiums	469,104	910,468
Foreclosed asset related expenses	653,736	976,130
Amortization of core deposit intangible	281,000	304,000
Amortization of mortgage servicing rights	286,165	178,127
Other	2,211,571	1,842,378
Total Other expenses	12,494,035	11,742,037
Income before income taxes	6,109,535	2,330,110
Income tax expense	2,045,034	435,082
Net income	4,064,501	1,895,028
Net income	4,064,501	1,895,028
Other comprehensive income:
Unrealized gains on securities available for sale arising during the period	15,485	1,530,168
Reclassification adjustment for realized gains included in income	(167,978)	(454,920)
Tax effect	56,423	(397,841)
Net of tax	(96,070)	677,407
Comprehensive income	$ 3,968,431	$ 2,572,435
Basic earnings per share (in dollars per share)	$ 0.53	$ 0.24
Diluted earnings per share (in dollars per share)	$ 0.53	$ 0.24

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Unearned Employee Stock Ownership Plan Shares
Balance at Dec. 31, 2010	$ 77,333,439	$ 788,770	$ 62,116,845	$ 14,384,059	$ 614,774	$ (571,009)
Increase (Decrease) in Stockholders' Equity
Net income	1,895,028			1,895,028
Other comprehensive income	677,407				677,407
Dividends ($0.24 per share)	(1,860,431)			(1,860,431)
Repurchase of 246,439 and 59,493 shares of common stock for the year ended 2012 and 2011 respectively	(398,316)	(5,949)	(392,367)
Allocation of ESOP shares	66,998		14,856			52,142
Repayment of ESOP note including cancellation of 100,453 shares		(10,045)	(508,822)			518,867
Balance at Dec. 31, 2011	77,714,125	772,776	61,230,512	14,418,656	1,292,181
Increase (Decrease) in Stockholders' Equity
Net income	4,064,501			4,064,501
Other comprehensive income	(96,070)				(96,070)
Dividends ($0.24 per share)	(1,831,241)			(1,831,241)
Repurchase of 246,439 and 59,493 shares of common stock for the year ended 2012 and 2011 respectively	(1,594,912)	(24,644)	(1,570,268)
Balance at Dec. 31, 2012	$ 78,256,403	$ 748,132	$ 59,660,244	$ 16,651,916	$ 1,196,111

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dividends paid per share	$ 0.24	$ 0.24
Stock repurchased, shares	246,439	59,493
Unearned Employee Stock Ownership Plan Shares
Stock repurchased, shares		100,453

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 4,064,501	$ 1,895,028
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Deferred income taxes	(194,146)	726,284
Amortization (accretion) of:
Deferred loan origination costs, net	(96,673)	(10,581)
Premiums and discounts on securities	862,311	(145,787)
Core deposit intangible	281,000	304,000
Mortgage servicing rights	286,165	178,127
Fair value adjustments	(56,289)	(76,756)
Provision for loan losses	1,550,000	5,292,000
Depreciation	551,495	566,608
ESOP expense		66,998
Gain on sale of securities available for sale	(167,978)	(454,920)
Gain on sale of loans	(1,599,694)	(572,395)
Gain on sale of property and equipment		(77,595)
(Gain) loss on sale of foreclosed assets	(17,860)	57,475
Write-down on foreclosed assets	392,776	449,274
Earnings on bank-owned life insurance	(176,400)	(67,935)
Increase in mortgage servicing rights	(446,539)	(228,211)
Proceeds from sales of loans held for sale	57,750,004	28,067,760
Originations of loans held for sale	(56,315,560)	(29,157,115)
Change in assets and liabilities:
Accrued interest receivable and other assets	1,708,574	(205,500)
Accrued interest payable	(133,558)	(143,859)
Other liabilities	(567,038)	(617,698)
Net cash provided by operating activities	7,675,091	5,845,202
Cash flows from investing activities
Purchase of interest-earning time deposits	(11,246)	(19,847)
Available for sale securities:
Purchases	(50,213,584)	(76,612,719)
Proceeds from calls, maturities, and principal repayments	41,274,632	62,988,659
Proceeds from sales	5,451,797	8,271,072
Redemption of FHLB stock	3,418,510
Increase in loans	(11,026,356)	(9,898,804)
Purchase of property and equipment	(637,341)	(176,335)
Proceeds from the sale of property and equipment		145,418
Proceeds from the sale of foreclosed assets	1,308,795	2,106,166
Purchase of bank-owned life insurance		(5,000,000)
Net cash used in investing activities	(10,434,793)	(18,196,390)
Cash flows from financing activities
Net increase (decrease) in deposit accounts	45,618,763	(32,698,926)
Net (decrease) increase in securities sold under agreements to repurchase	(2,379,719)	15,417,223
Proceeds from Federal Home Loan Bank advances	10,000,000	10,000,000
Repayments of Federal Home Loan Bank advances	(15,000,000)	(5,000,000)
Repurchase of common stock	(1,594,912)	(398,316)
Cash dividends paid	(1,831,241)	(1,860,431)
Net cash provided by (used in) financing activities	34,812,891	(14,540,450)
Net increase (decrease) in cash and cash equivalents	32,053,189	(26,891,638)
Cash and cash equivalents:
Beginning	39,361,409	66,253,047
Ending	71,414,598	39,361,409
Supplemental schedule of noncash investing and financing activities
Assets acquired in settlement of loans	2,590,259	5,006,432
Loans made to finance sales of foreclosed assets	223,500	415,000
Repayment of ESOP note		612,762
Cash paid during the period for:
Interest	4,581,818	6,576,633
Income taxes, net of refunds	$ 1,685,000	$ 1,091,728

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

First Clover Leaf Financial Corp. (the Company) is a one-bank holding company, whose wholly-owned savings bank subsidiary, First Clover Leaf Bank (the Bank), provides savings deposits and loans to individual and corporate customers in Edwardsville, Illinois and the surrounding communities.  The Bank is subject to competition from other financial institutions and nonfinancial institutions providing financial products and services. Additionally, the Company and the Bank are subject to the regulations of certain regulatory agencies and undergo periodic examinations by those regulatory agencies.

Principles of Consolidation:  The consolidated financial statements include the accounts of the Company and the Bank and have been prepared in conformity with U.S. generally accepted accounting principles and conform to predominate practices in the banking industry. The financial statements also include two wholly-owned entities on a deconsolidated basis, Clover Leaf Financial Services, and First Clover Leaf Statutory Trust I.  All material intercompany accounts and transactions have been eliminated in the consolidation.

Use of Estimates:  In preparing the accompanying consolidated financial statements, the Company’s management is required to make estimates and assumptions which affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the value of goodwill, and the fair value of financial instruments.

Cash Equivalents:  For purposes of reporting cash flows, cash and cash equivalents  include cash on hand and amounts due from banks, including cash items in process of clearing and federal funds sold. Generally, federal funds are sold for one-day periods. Cash flows from loans, deposits, and securities sold under agreements to repurchase are treated as net increases or decreases in the statement of cash flows.

The Company is required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank. Those reserve balances were approximately $3,062,000 and $2,864,000, respectively, at December 31, 2012 and 2011.

The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

Interest-Earning Time Deposits:  Interest-earning time deposits in banks are carried at cost.  At December 31, 2012 and 2011 interest-earning time deposits amounted to $1,749,744 and $1,738,498, respectively.

Securities:  Securities classified as available for sale are those debt securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity.  Any decision to sell a security classified as available for sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company’s assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors.

Securities available for sale are carried at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income.  Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.  Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

The Company evaluates its debt securities for other-than-temporary impairment (OTTI) on an ongoing basis for those securities with a fair value below amortized cost.  The review takes into consideration current market conditions, issuer rating changes and trends, the credit worthiness of the obligator of the security, current analysts’ evaluations, failure of the issuer to make scheduled interest or principal payments, the Company’s lack of intent to sell the security or whether it is more-likely-than-not that the Company will be required to sell the debt security before its anticipated recovery, as well as other qualitative factors.  The term OTTI is not intended to indicate that the decline is permanent, but indicates that the prospects for a near-term recovery of value is not necessarily favorable, or that there is a lack of evidence to support a realizable value equal to or greater than the carrying value of the investment.  Any portion of such a decline in value associated with credit loss is recognized in earnings as an impairment loss with the remaining noncredit-related component being recognized in other comprehensive income.  A credit loss is determined by assessing whether the amortized cost basis of the security will be recovered, by comparing the present value of cash flows expected to be collected from the security, computed using original yield as the discount rate, to the amortized cost basis of the security. The shortfall of the present value of the cash flows expected to be collected in relation to the amortized cost basis is considered to be the “credit loss.”

Federal Home Loan Bank Stock:  The Company held Federal Home Loan Bank of Chicago (FHLB) stock of $2,887,763 and $6,306,273 for the years ended December 31, 2012 and 2011, respectively.  The Company is required to maintain these equity securities as a member of the FHLB and in amounts as required by this institution. These equity securities are “restricted” in that they can only be redeemed by the respective institution at par. Therefore, they are less liquid than other tradable equity securities and their fair value is not readily available.

Loans:  The Company offers real estate, commercial and consumer loans to customers. A substantial portion of the loan portfolio is represented by real estate loans throughout Edwardsville, Illinois and the surrounding area. The ability of the Company’s debtors to comply with repayment terms is dependent upon the real estate and general economic conditions in this area.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred costs (fees) on originated loans.

Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs (fees), are deferred and recognized as an adjustment of the related loan yield using the interest method.

The accrual of interest on real estate, commercial business, and consumer loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Consumer loans are typically charged off no later than 180 days past due. Past due status is based on contractual terms of the loan. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on non-accrual or charged-off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans held for sale:  Loans originated and intended for sale are carried at the lower of cost or estimated fair value which is based on market pricing.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Allowance for Loan Losses:  The allowance for loan losses is a valuation account for probable incurred credit losses.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.  Management estimates the allowance balance required using our historical loan loss experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral, and prevailing economic conditions.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

The allowance for loan losses is evaluated on at least a quarterly basis by management.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.  Management considers the allowance for loan losses at December 31, 2012 and 2011 to be at an adequate level.  However, changes may be necessary if further economic and other conditions differ substantially from the current environment.  To the extent actual outcomes differ from the estimates, additional provision for credit losses may be required that would reduce future earnings.

Loans identified as losses by management, internal loan review and/or bank examiners are charged-off.  Furthermore, consumer loan accounts are charged-off automatically based on regulatory requirements related to delinquency.

The allowance consists of specific and general components.  The specific component relates to loans that are individually classified as impaired.  A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings.  All troubled debt restructurings are classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

All loans classified as substandard are evaluated for impairment along with loans over $250,000 categorized as special mention.  If a loan is impaired, we further test to see if it is considered collateral dependent.  If the loan is collateral dependent, a portion of the allowance is allocated so that the loan is reported at the fair value of the collateral.  If the loan is not collateral dependent, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate.

Troubled debt restructurings are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception.  If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.  For troubled debt restructurings that subsequently default, the Company determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component of the allowance covers non-impaired loans.  Once the non-impaired loans are separated into the specified loan pools, we analyze the pools using two criteria: historical loss data, and qualitative adjustments.  Historical data involves a three year look-back at gross charge-offs specific to each portfolio segment.  We utilize three years of data summarized by quarter.  This model assumes a heavier weighting on the most recent years.  Currently that weighting is 60% for the most recent year; 30% for the prior year; and 10% for the third year.  These data are analyzed and used to arrive at a base for our reserve percentage.  The qualitative adjustments are determined based on various publications, market research, economic reports and management’s expertise and knowledge of the immediate lending market and include the following:

·                  Changes in sector’s portfolio health

·                  Changes in non-impaired classified assets

·                  National and/or local economic conditions

·                  Changes in financial industry/regulation

·                  Changes in value of underlying collateral

·                  Changes in segment concentrations

·                  Changes in volume/nature of loan portfolio

·                  Changes in past dues, non-accruals/asset quality

·                  Changes in lending policies/underwriting practices

·                  Changes in loan review/oversight

·                  Changes in staff depth/experience

·                  Changes in competition/legal

The consideration of all of these factors results in a loss allocation percentage for each portfolio segment.  The following portfolio segments have been identified:

Real Estate Loans:

One-to-four family (owner occupied and non-owner occupied)

Multi-family

Commercial (owner occupied and non-owner occupied)

Construction and land

Commercial

Commercial business

Consumer

Home equity

Automobile and other

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk.  Management reviews and presents these policies to the Board at least annually.  A reporting system supplements the review process by providing management with reports related to loan production, loan quality, loan delinquencies and non-performing and potential problem loans.

One-to-four family real estate loans are predominately collateralized by properties located in our market area.  Due to overwhelming customer demand in the low interest rate environment, virtually all of these loans have fixed rates of interest.  We generally sell most of the conforming, fixed-rate loans that we originate, but we generally retain the servicing rights on these loans.  We may lend up to 80% of the property’s appraised value, or up to 100% of the property’s appraised value if the borrower obtains private mortgage insurance.  We require title insurance on all of our one-to-four family real estate loans, and we also require that fire and extended coverage casualty insurance be maintained in an amount equal to at least the lesser of the loan balance or the replacement cost of the improvements on the property.  We also require a property appraisal for all one-to-four family loans that are underwritten to comply with secondary market standards.  Appraisals are conducted by independent appraisers from a list approved by our board of directors.

Multi-family real estate loans are generally secured by apartment buildings and rental properties with five or more units.  All of our multi-family real estate loans are secured by properties located within our market area.  Multi-family real estate loans generally are offered with interest rates that adjust after one, three or five years.  The interest rate adjustments are tied to either a Treasury Bill Index tied to the adjustment period, or to a Cost of Funds index.  When originating multi-family real estate loans we evaluate the qualifications and financial condition of the borrower, profitability and expertise, as well as the value and condition of the mortgaged property securing the loans.  We also consider the financial resources of the borrower, the borrower’s experience in owning or managing a similar property, and the borrower’s payment history with us and other financial institutions.  Multi-family real estate loans are originated in amounts up to 80% of the lower of the sale price or the appraised value of the mortgaged property securing the loans.  All multi- family real estate loans over $250,000 are appraised by outside independent appraisers approved by the board of directors.

Commercial real estate loans are secured predominately by office buildings, and to a lesser extent warehouse properties and more specialized properties such as churches.  We originate commercial real estate loans with a typical term of five years with balloon payments.  These loans generally amortize over 15 to 20 years.  We offer both adjustable and fixed rates of interest on commercial real estate loans, with the interest rate for adjustable rate loans tied to the prime interest rate.  We may lend up to 75% of the properties appraised value on loans secured by other commercial properties.  We require independent appraisals for all commercial real estate loans in excess of $250,000.  Creditworthiness is determined by considering the character, experience, management and financial strength of the borrower, and the ability of the property to generate adequate funds to cover both operating expenses and debt service.  We require title insurance on all of our commercial real estate loans, and we also require that fire and extended coverage casualty insurance be maintained.

Construction lending generally involves a greater degree of risk than our other real estate lending.  The repayment of the construction loan is, to a great degree, dependent upon the successful and timely completion of the project.  The construction phase of a loan generally lasts up to six months, and the interest rate charged generally corresponds to the rate of the committed permanent loan, with loan-to- value ratios of up to 80%, (or up to 100% if the borrower obtains private mortgage insurance) of the appraised estimated value of the completed property or cost, whichever is less.  Our procedures for underwriting construction loans include an assessment of the borrower’s credit history and the borrower’s ability to meet other existing debt obligations, as well as payment of principal and interest on the proposed loan.  We use the same underwriting standards and procedures for construction/permanent lending as we do for one-to-four family residential real estate lending.

Commercial business loans vary in type and may be secured or unsecured for the purpose of financing equipment acquisition, expansion, working capital and other general business purposes.  The terms of these loans are generally for less than five years.  The loans are either fixed-rate or carry variable interest rates indexed to the prime rate.  Commercial credit decisions are based upon a complete credit review of the borrower.  A determination is made as to the borrower’s ability to repay in accordance with the proposed terms as well as an overall assessment of the credit risks involved.  Personal guarantees of borrowers are generally required.  In evaluating a commercial business loan, we consider debt service capabilities, actual and projected cash flows, and the borrower’s inherent industry risks.  Credit agency reports of the borrower’s credit history as well as bank checks and trade investigations supplement the analysis of the borrower’s creditworthiness.

Although we originate fixed-rate and adjustable-rate loans, our ability to generate each type of loan depends upon borrower demand, market interest rates, borrower preference for fixed-versus adjustable- rate loans, and the interest rates offered on each type of loan by competing lenders in our market area. Loan originations are derived from a number of sources, including existing or prior customers and walk-in customers.

Consumer loans consist primarily of home equity lines of credit, automobile loans,  overdraft loans, loans secured by deposits and securities, and unsecured personal loans.  Home equity lines of credit account for the largest segment of our consumer loans.  They are generally made for owner-occupied homes and are secured by first or second mortgages on the residential properties.  We generally offer home equity lines of credit with a maximum loan to appraised value ratio of 90%, including senior liens on the subject property.  Our procedures for underwriting consumer loans include an assessment of the borrower’s credit history and ability to meet other existing debt obligations, as well as payments of principal and interest on the proposed loans.  Although the borrower’s creditworthiness is a primary consideration, the underwriting process also includes a comparison of the value of the collateral security, if any, to the proposed loan.

Property and Equipment:  Land is stated at cost. Property and equipment are stated at cost less accumulated depreciation. Depreciation is determined under the straight-line method over the following estimated useful lives of the assets, which are 2-50 years for buildings and improvements and 2-10 years for furniture and equipment.

Foreclosed Assets:  Real estate acquired through foreclosure or deed in lieu of foreclosure represents specific assets to which the Bank has acquired legal title in satisfaction of indebtedness.  Such real estate is initially recorded at the property’s fair value at the date of foreclosure less estimated selling costs.  Initial valuation adjustments, if any, are charged against the allowance for losses on loans.  Property is evaluated regularly to ensure the recorded amount is supported by its current fair value.  Subsequent declines in estimated fair value are charged to expense when incurred.  Revenues and expenses related to holding and operating these properties are recognized or expensed as incurred.

Mortgage Servicing Rights:  Servicing assets are recognized as separate assets when rights are acquired through purchase or through sale of financial assets.  For sales of one-to-four family loans, a portion of the cost of originating the loan is allocated to the servicing right based on fair value.  Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income.  The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to amortized cost.  To determine impairment the Company applies a pooling methodology to the servicing valuation, in which loans with similar characteristics are “pooled” together for valuation purposes.  Once pooled, each grouping of loans is evaluated on a discounted earnings basis to determine the present value of future earnings that a purchaser could expect to realize from the portfolio.  Earnings are projected from a variety of sources including loan servicing fees, interest earned on float, net interest earned on escrows, miscellaneous income and costs to service the loans.  If the Company later determines that all or a portion of the impairment no longer exists for a particular pool, a reduction of the allowance may be recorded as an increase to income.  Capitalized servicing rights are amortized in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.

Goodwill:  Goodwill resulting from business combinations is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date.  Goodwill acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually or more frequently if events and circumstances exist that indicate that a goodwill impairment test should be performed. The Company has selected September 30 as the date to perform the annual impairment test.  Our annual impairment assessment for 2012 and 2011 resulted in no goodwill impairment.

Core Deposit Intangible:  Core deposit intangible represents the value of acquired customer relationships.  The balances created from our 2006 and 2008 acquisitions are being amortized over 7.6 and 9.7 years, respectively, using the double declining balance method.

Bank-Owned Life Insurance:  The Company has purchased life insurance policies on certain key employees.  Bank-owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Income Taxes:  Deferred income tax assets and liabilities are computed annually for differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to amounts which are more likely than not realizable.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Income tax expense (benefit) is the tax payable (refundable) for the period plus or minus the change during the period in deferred tax assets and liabilities.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Earnings Per Common Share:  Basic earnings per share represents net income available to common stockholders divided by the weighted average number of common shares outstanding.  Employee stock ownership plan shares, which are committed to be released, are considered outstanding for basic and diluted earnings per share. Unallocated shares of the employee stock ownership plan are not considered outstanding for basic or diluted earnings per share. Diluted earnings per share reflect additional common shares that would have been outstanding if dilutive potential common shares had been issued.  No dilutive potential common shares existed at December 31, 2012 and 2011.

	Year Ended
	December 31,
	2012	2011

Net income	$4,064,501	$1,895,028
Basic potential common shares:
Weighted average shares outstanding	7,632,662	7,858,511
Weighted average unallocated Employee Stock Ownership Plan shares	—	(105,924)
Basic weighted average shares outstanding	7,632,662	7,752,587

Dilutive potential common shares	—	—

Diluted weighted average shares outstanding	7,632,662	7,752,587

Basic and diluted earnings per share	$0.53	$0.24

Fair Value Measurements:  Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 16 and 17.  Fair value estimates involve uncertainties and matters of significant judgment.  Changes in assumptions or in market conditions could significantly affect the estimates.

Comprehensive Income:  Comprehensive income consists of net income and other comprehensive income.  Other comprehensive income includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity.

Loss Contingencies:  Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.  Management does not believe there now are such matters that will have a material effect on the financial statements.

Operating Segments:  While management monitors revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Company-wide basis.  Operating segments are aggregated into one as operating results for all segments are similar.  Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

Recent Accounting Pronouncements:  The following accounting standard was recently issued relating to the financial services industry:

In September 2011, the FASB amended existing guidance relating to goodwill impairment testing.  The amendment permits an assessment of qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing these events or circumstances, it is concluded that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  The amendments in this guidance were effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The effect of adopting this standard did not have a material effect on the Company’s operating results or financial condition.

Reclassifications:  Some items in the prior year financial statements were reclassified to conform to the current presentation.  Reclassifications had no effect on prior year net income or stockholders’ equity.

SECURITIES AVAILABLE FOR SALE	12 Months Ended
Dec. 31, 2012
SECURITIES AVAILABLE FOR SALE
SECURITIES AVAILABLE FOR SALE

NOTE 2 — SECURITIES AVAILABLE FOR SALE

The amortized cost and fair values of securities with gross unrealized gains and losses are summarized as follows:

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
U.S. government agency obligations	$19,596,009	$212,845	$(15,352)	$19,793,502
State and municipal securities	35,068,040	1,375,995	(40,112)	36,403,923
Other securities(1)	248,501	—	—	248,501
Mortgage-backed: residential	31,468,831	427,194	(61,871)	31,834,154

	$86,381,381	$2,016,034	$(117,335)	$88,280,080

	December 31, 2011
U.S. government agency obligations	$31,226,753	$517,236	$—	$31,743,989
Corporate bonds	1,949,836	12,444	(123,956)	1,838,324
State and municipal securities	25,063,842	1,329,567	(17,291)	26,376,118
Other securities	3,501	—	—	3,501
Mortgage-backed: residential	25,280,227	425,272	(92,080)	25,613,419

	$83,524,159	$2,284,519	$(233,327)	$85,575,351

(1)  Includes a Certificate of Deposit in the amount of $245,000

Unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012 and 2011, are summarized as follows:

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$1,490,123	$(15,352)	$—	$—	$1,490,123	$(15,352)
State and municipal securities	6,952,889	(40,112)	—	—	6,952,889	(40,112)
Mortgage-backed: residential	13,828,613	(57,637)	329,715	(4,234)	14,158,328	(61,871)

	$22,271,625	$(113,101)	$329,715	$(4,234)	$22,601,340	$(117,335)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Corporate bonds	$—	$—	$576,044	$(123,956)	$576,044	$(123,956)
State and municipal securities	1,448,738	(17,291)	—	—	1,448,738	(17,291)
Mortgage-backed: residential	9,805,765	(92,080)	—	—	9,805,765	(92,080)

	$11,254,503	$(109,371)	$576,044	$(123,956)	$11,830,547	$(233,327)

Management evaluates the investment portfolio on at least a quarterly basis to determine if investments have suffered an other-than-temporary decline in value. In addition, management monitors market trends, investment grades, bond defaults and other circumstances to identify trends and circumstances that might impact the carrying value of equity securities.

At December 31, 2012, the Company had 23 securities in an unrealized loss position which included: one agency security, 12 state and municipal securities, and 10 mortgage-backed securities.  These securities had an aggregate depreciation of 0.52% from the Company’s amortized cost basis.  The unrealized losses resulted from changes in market interest rates and liquidity, not from changes in the probability of contractual cash flows.  While one of our mortgage-backed securities has been in an unrealized loss position for more than 12 months and is currently at a 1% unrealized loss position, which we believe is interest rate driven, there have been no defaults to date, and the security remains above investment grade.  The Company does not intend to sell the securities, and it is not more-likely-than-not that the Company will be required to sell the securities prior to recovery of amortized cost.  Full collection of the amounts due according to the contractual terms of the securities is expected; therefore, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2012.

The amortized cost and fair value at December 31, 2012, by contractual maturity, are shown below. Maturities may differ from contractual maturities in mortgage-backed securities because the mortgages underlying the securities may be called or repaid without any penalties. Other securities have no stated maturity.  Therefore, stated maturities are not disclosed for these categories.

	Amortized	Fair
	Cost	Value
Due in one year or less	$13,358,995	$13,468,827
Due after one year through five years	11,438,149	11,728,731
Due after five years through ten years	10,640,111	11,126,670
Due after ten years	19,226,794	19,873,196
Other securities	248,501	248,501
Mortgage-backed: residential	31,468,831	31,834,155

	$86,381,381	$88,280,080

Securities with a carrying amount of approximately $77,431,000 and $78,425,000 were pledged to secure deposits as required or permitted by law at December 31, 2012 and 2011, respectively.

At year-end 2012 and 2011, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of stockholders’ equity.  The Company sold $5,283,819 of securities during 2012 resulting in gross realized gains of $167,978.  The Company sold $7,816,152 of securities during 2011 resulting in gross realized gains of $455,048 and gross realized losses of $128. The tax related to these net realized gains and losses was $56,273 and $161,497 for 2012 and 2011, respectively.

LOANS	12 Months Ended
Dec. 31, 2012
LOANS
LOANS

NOTE 3 - LOANS

The components of loans are as follows:

	At December 31,
	2012	2011
Real estate loans:
One-to-four family	$112,350,393	$115,540,320
Multi-family	42,203,212	39,481,726
Commercial	138,766,873	128,656,804
Construction and land	30,143,957	44,192,020
	323,464,435	327,870,870

Commercial business	71,251,082	48,676,963

Consumer:
Home equity	12,062,108	19,139,850
Automobile and other	1,462,909	1,414,711
	13,525,017	20,554,561

Total gross loans	408,240,534	397,102,394
Undisbursed portion of construction loans	(7,376,713)	(1,725,311)
Deferred loan origination costs (fees), net	(50,610)	46,825
Allowance for loan losses	(5,944,585)	(7,789,262)

Loans, net	$394,868,626	$387,634,646

The Bank has had, and may be expected to have in the future, banking transactions in the ordinary course of business with directors, executive officers, their immediate families and companies in which these individuals have a 10% or more beneficial ownership.  Changes in these loans for the years ended December 31, 2012 and 2011 are summarized as follows:

	Year Ended
	December 31,
	2012	2011
Balance, beginning of year	$19,402,842	$10,347,217
Additions	1,748,927	9,753,434
Repayments	(13,023,026)	(695,809)
Change in status of borrower	—	(2,000)

Balance, end of year	$8,128,743	$19,402,842

The loan portfolio includes a concentration of loans in commercial real estate amounting to approximately $138,767,000 and $128,657,000 as of December 31, 2012 and 2011, respectively.  The loans are expected to be repaid from cash flows or from proceeds from the sale of selected assets of the borrowers.  The concentration of credit within commercial real estate is taken into consideration by management in determining the allowance for loan losses.  The Company’s opinion as to the ultimate collectibility of these loans is subject to estimates regarding future cash flows from operations and the value of the property, real and personal, pledged as collateral.  These estimates are affected by changing economic conditions and the economic prospects of borrowers.

On occasion, the Company originates loans secured by single-family dwellings with loan to value ratios exceeding 90%.  The Company does not consider the level of such loans to be a significant concentration of credit as of December 31, 2012 or 2011.

The recorded investment in loans does not include accrued interest and loan origination fees due to immateriality.  The recorded investment in construction and land includes undisbursed commitments of $7,376,713 and $1,725,311 at December 31, 2012 and 2011, respectively.

The following tables present our past-due loans, segregated by class, as of December 31:

December 31, 2012

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$318,052	$577,608	$1,811,054	$2,706,714	$109,643,679	$112,350,393	$182,770
Multi-family	—	—	—	—	42,203,212	42,203,212	—
Commercial	638,330	—	535,402	1,173,732	137,593,141	138,766,873	—
Construction and land	—	—	375,418	375,418	29,768,539	30,143,957	—
	956,382	577,608	2,721,874	4,255,864	319,208,571	323,464,435	182,770

Commercial business	217,800	—	286,692	504,492	70,746,590	71,251,082	26,234

Consumer:
Home equity	48,383	34,980	49,090	132,453	11,929,655	12,062,108	—
Automobile and other	—	4,244	5,492	9,736	1,453,173	1,462,909	—
	48,383	39,224	54,582	142,189	13,382,828	13,525,017	—

Total	$1,222,565	$616,832	$3,063,148	$4,902,545	$403,337,989	$408,240,534	$209,004

December 31, 2011

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$679,214	$49,977	$946,915	$1,676,106	$113,864,214	$115,540,320	$404,984
Multi-family	—	—	235,837	235,837	39,245,889	39,481,726	—
Commercial	—	1,745,863	762,168	2,508,031	126,148,773	128,656,804	—
Construction and land	155,125	229,500	7,130,658	7,515,283	36,676,737	44,192,020	—
	834,339	2,025,340	9,075,578	11,935,257	315,935,613	327,870,870	404,984

Commercial business	202,874	126,674	193,697	523,245	48,153,718	48,676,963	—

Consumer:
Home equity	109,795	123,527	141,777	375,099	18,764,751	19,139,850	—
Automobile and other	—	—	—	—	1,414,711	1,414,711	—
	109,795	123,527	141,777	375,099	20,179,462	20,554,561	—

Total	$1,147,008	$2,275,541	$9,411,052	$12,833,601	$384,268,793	$397,102,394	$404,984

All loans are reviewed on a regular basis and are placed on non-accrual status when, in the opinion of management, there is reasonable probability of loss of principal or collection of additional interest is deemed insufficient to warrant further accrual.  Generally, we place all loans 90 days or more past due on non-accrual status.  However, exceptions may occur when a loan is in process of renewal, but it has not yet been completed.  In addition, we may place any loan on non-accrual status if any part of it is classified as loss or if any part has been charged-off.  When a loan is placed on non-accrual status, total interest accrued and unpaid to date is reversed Subsequent payments are either applied to the outstanding principal balance or recorded as interest income, depending on the assessment of the ultimate collectability of the loan.

Year-end non-accrual loans, segregated by class, are as follows:

	At December 31,
	2012	2011
Real estate loans:
One-to-four family	$2,087,073	$1,203,351
Multi-family	3,005,771	1,119,696
Commercial	3,466,342	762,168
Construction and land	2,456,419	7,690,156
	11,015,605	10,775,371

Commercial business	260,458	249,695

Consumer:
Home equity	185,531	141,777
Automobile and other	9,735	—
	195,266	141,777
Total non-accrual loans	$11,471,329	$11,166,843

The following tables present the activity in the allowance for loan losses for the years ended December 31, 2012 and 2011.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

Year ended December 31, 2012

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$777,470	$(263,026)	$1,565	$331,276	$847,285
Multi-family	779,680	—	34,312	144,311	958,303
Commercial	1,157,114	(576,046)	235,354	451,659	1,268,081
Construction and land	3,934,573	(2,123,047)	21,541	(420,065)	1,413,002
	6,648,837	(2,962,119)	292,772	507,181	4,486,671

Commercial business	969,669	(649,749)	18,225	957,969	1,296,114

Consumer
Home equity	133,234	(92,056)	—	110,447	151,625
Automobile and other	37,522	(2,297)	547	(25,597)	10,175
	170,756	(94,353)	547	84,850	161,800

Total	$7,789,262	$(3,706,221)	$311,544	$1,550,000	$5,944,585

Year ended December 31, 2011

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$1,161,865	$(421,102)	$37,211	(504)	$777,470
Multi-family	299,964	(227,662)	—	707,378	779,680
Commercial	1,043,023	(378,921)	7,740	485,272	1,157,114
Construction and land	2,151,810	(1,753,982)	71,474	3,465,271	3,934,573
	4,656,662	(2,781,667)	116,425	4,657,417	6,648,837

Commercial business	868,572	(482,744)	22,294	561,547	969,669

Consumer
Home equity	193,756	(105,441)	—	44,919	133,234
Automobile and other	9,405	—	—	28,117	37,522
	203,161	(105,441)	—	73,036	170,756

Total	$5,728,395	$(3,369,852)	$138,719	$5,292,000	$7,789,262

The following tables separate the allocation of the allowance for loan losses and the loan balances between loans evaluated both individually and collectively as of December 31, 2012, and 2011:

December 31, 2012

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$210,336	$636,949	$847,285	$2,060,316	$110,290,077	$112,350,393
Multi-family	533,850	424,453	958,303	3,005,771	39,197,441	42,203,212
Commercial	34,812	1,233,269	1,268,081	3,237,893	135,528,980	138,766,873
Construction and land	—	1,413,002	1,413,002	2,456,419	27,687,538	30,143,957
	778,998	3,707,673	4,486,671	10,760,399	312,704,036	323,464,435

Commercial business	22,713	1,273,401	1,296,114	260,458	70,990,624	71,251,082

Consumer:
Home equity	28,117	123,508	151,625	185,531	11,876,577	12,062,108
Automobile and other	2,572	7,603	10,175	9,735	1,453,174	1,462,909
	30,689	131,111	161,800	195,266	13,329,751	13,525,017

Total	$832,400	$5,112,185	$5,944,585	$11,216,123	$397,024,411	$408,240,534

December 31, 2011

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$383,825	$393,645	$777,470	$2,531,092	$113,009,228	$115,540,320
Multi-family	356,260	423,420	779,680	3,640,570	35,841,156	39,481,726
Commercial	98,754	1,058,360	1,157,114	3,357,048	125,299,756	128,656,804
Construction and land	2,080,706	1,853,867	3,934,573	7,845,281	36,346,739	44,192,020
	2,919,545	3,729,292	6,648,837	17,373,991	310,496,879	327,870,870

Commercial business	161,786	807,883	969,669	1,563,746	47,113,217	48,676,963

Consumer:
Home equity	13,814	119,420	133,234	651,248	18,488,602	19,139,850
Automobile and other	—	37,522	37,522	—	1,414,711	1,414,711
	13,814	156,942	170,756	651,248	19,903,313	20,554,561

Total	$3,095,145	$4,694,117	$7,789,262	$19,588,985	$377,513,409	$397,102,394

Credit Quality Indicators:  As part of the on-going monitoring of the credit quality of the Company’s loan portfolio, management categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt and comply with various terms of their loan agreements.  The Company considers current financial information, historical payment experience, credit documentation, public information and current economic trends.  Generally, all sizeable credits receive a financial review no less than annually to monitor and adjust, if necessary, the credit’s risk profile.  Credits classified as watch generally receive a review more frequently than annually.  The risk category of homogeneous loans such as consumer loans and smaller balance loans is evaluated when the loan becomes delinquent.  For special mention, substandard, and doubtful credit classifications, the frequency of review is increased to no less than quarterly in order to determine potential impact on credit loss estimates.

The Company categorizes loans into the following risk categories based on relevant information about the ability of borrowers to service their debt:

Pass - A pass asset is well protected by the current worth and paying capacity of the obligor (or guarantors, if any) or by the fair value, less cost to acquire and sell, of any underlying collateral in a timely manner.  Pass assets also include certain assets considered watch, which are still protected by the worth and paying capacity of the borrower but deserve closer attention and a higher level of credit monitoring.

Special Mention - A special mention asset has potential weaknesses that deserve management’s close attention.  The asset may also be subject to a weak or speculative market or to economic conditions, which may, in the future adversely affect the obligor.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date.  Special mention assets are not adversely classified and do not expose the Bank to sufficient risk to warrant adverse classification.

Substandard - A substandard asset is an asset with a well-defined weakness that jeopardizes repayment, in whole or in part, of the debt.  These credits are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged.   These assets are characterized by the distinct possibility that the institution will sustain some loss of principal and/or interest if the deficiencies are not corrected.  It is not necessary for a loan to have an identifiable loss potential in order to receive this rating.

Doubtful - An asset that has all the weaknesses inherent in the substandard classification, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions and values, highly questionable and improbable.  The possibility of loss is extremely likely, but it is not identified at this point due to pending factors.

Loss - An asset, or portion thereof, classified as loss is considered uncollectible and of such little value that its continuance on the Company’s books as an asset is not warranted.   This classification does not necessarily mean that an asset has no recovery or salvage value; but rather, there is much doubt about whether, how much, or when the recovery would occur.  As such, it is not practical or desirable to defer the write-off.  Therefore, there is no balance to report at December 31, 2012 or 2011.

The following tables present our credit quality indicators, segregated by class, as of December 31, 2012, and 2011:

December 31, 2012

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$108,197,672	$1,882,095	$1,763,954	$506,672	$112,350,393
Multi-family	36,428,424	2,769,017	3,005,771	—	42,203,212
Commercial	121,242,335	11,221,414	6,303,124	—	138,766,873
Construction and land	26,808,635	120,699	2,839,205	375,418	30,143,957
	292,677,066	15,993,225	13,912,054	882,090	323,464,435

Commercial business	70,155,966	834,657	257,897	2,562	71,251,082

Consumer:
Home equity	11,840,875	35,703	185,530	—	12,062,108
Automobile and other	1,453,175	—	4,243	5,491	1,462,909
	13,294,050	35,703	189,773	5,491	13,525,017

Total	$376,127,082	$16,863,585	$14,359,724	$890,143	$408,240,534

December 31, 2011

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$111,752,817	$1,245,332	$2,126,651	$415,520	$115,540,320
Multi-family	35,841,156	—	3,640,570	—	39,481,726
Commercial	117,634,711	3,856,453	7,061,405	104,235	128,656,804
Construction and land	25,903,980	950,000	17,338,040	—	44,192,020
	291,132,664	6,051,785	30,166,666	519,755	327,870,870

Commercial business	44,805,581	474,961	3,396,421	—	48,676,963

Consumer:
Home equity	17,980,458	471,386	688,006	—	19,139,850
Automobile and other	1,411,319	—	3,392	—	1,414,711
	19,391,777	471,386	691,398	—	20,554,561

Total	$355,330,022	$6,998,132	$34,254,485	$519,755	$397,102,394

The following tables provide details of impaired loans, segregated by class, as of and for periods indicated.  The unpaid contractual balance represents the recorded balance prior to any partial charge-offs.  The recorded investment represents customer balances net of any partial charge-offs recognized on the loans.

	As of December 31, 2012			As of December 31, 2011
	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Real estate loans:
One-to-four family	$494,195	$494,195	$—	$799,309	$799,309	$—
Multi-family	367,883	215,963	—	387,757	235,837	—
Commercial	3,015,172	2,702,491	—	1,954,587	1,954,587	—
Construction and land	4,480,653	2,456,419	—	2,227,340	1,976,340	—
	8,357,903	5,869,068	—	5,368,993	4,966,073	—

Commercial business	2,562	2,562	—	270,304	270,304	—

Consumer:
Home equity	157,413	157,413	—	637,433	637,434	—
Subtotal	$8,517,878	$6,029,043	$—	$6,276,730	$5,873,811	$—

With an allowance recorded:
Real estate loans:
One-to-four family	$1,566,121	$1,566,121	$210,336	$1,731,783	$1,731,783	$383,825
Multi-family	2,789,808	2,789,808	533,849	3,404,733	3,404,733	356,260
Commercial	535,402	535,402	34,812	1,402,461	1,402,461	98,754
Construction and land	—	—	—	6,799,046	5,868,941	2,080,706
	4,891,331	4,891,331	778,997	13,338,023	12,407,918	2,919,545

Commercial business	257,896	257,896	22,713	1,293,442	1,293,442	161,786

Consumer:
Home equity	28,118	28,118	28,118	13,814	13,814	13,814
Automobile and other	9,735	9,735	2,572	—	—	—
	37,853	37,853	30,690	13,814	13,814	13,814
Subtotal	5,187,080	5,187,080	832,400	14,645,279	13,715,174	3,095,145
Total	$13,704,958	$11,216,123	$832,400	$20,922,009	$19,588,985	$3,095,145

	For the year ended December 31, 2012			For the year ended December 31, 2011
	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Real estate loans:
One-to-four family	$825,566	$8,634	$—	$1,556,530	$33,329	$5,193
Multi-family	180,524	—	—	2,190,031	88,194	3,995
Commercial	2,045,209	—	—	3,226,800	179,230	2,012
Construction and land	2,171,336	10,322	—	3,837,418	3,876	—
	5,222,635	18,956	—	10,810,779	304,629	11,200

Commercial business	142,047	925	—	460,871	13,465	—

Consumer:
Home equity	241,267	—	—	583,781	21,051	—
Automobile and other	688	—	—	—	—	—
	241,955	—	—	583,781	21,051	—
Subtotal	$5,606,637	$19,881	$—	$11,855,431	$339,145	$11,200

With an allowance recorded:
Real estate loans:
One-to-four family	$986,926	$604	$—	$1,114,300	$3,144	$—
Multi-family	3,201,616	27,971	—	1,790,613	19,853	—
Commercial	1,404,895	8,000	—	619,241	38,585	4,827
Construction and land	2,345,953	3,746	—	3,003,567	—	—
	7,939,390	40,321	—	6,527,721	61,582	4,827

Commercial business	593,375	1,132	—	642,990	24,732	—

Consumer:
Home equity	57,724	—	—	23,851	—	—
Automobile and other	3,032	—	—	2,368	—	—
	60,756	—	—	26,219	—	—
Subtotal	8,593,521	41,453	—	7,196,930	86,314	4,827
Total	$14,200,158	$61,334	$—	$19,052,361	$425,459	$16,027

Troubled Debt Restructurings:

The Company has allocated $584,810 of specific reserves on $8,934,496 of loans to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2012.  The Company had $1,275,718 of allocations of specific reserves on $9,349,510 of loans to customers whose loan terms were modified in troubled debt restructurings as of December 31, 2011.  The Company has no commitments to lend additional amounts as of December 31, 2012 and 2011 to customers with outstanding loans that are classified as troubled debt restructurings.

During the years ending December 31, 2012 and 2011, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; payment and maturity changes not available in the market; forbearance agreements; or a permanent reduction of the recorded investment in the loan.

Modifications involving a reduction of the stated interest rate of the loan were for periods ranging from 6 months to one year.

The following tables present loans, by class, modified as troubled debt restructurings that occurred during the years ended December 31, 2012 and 2011:

Year ended December 31, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	4	$447,799	$444,508
Multi-family	1	449,055	215,963
Commercial	3	2,978,384	2,702,490
Construction and land	2	1,609,566	1,094,688

Total	10	$5,484,804	$4,457,649

The troubled debt restructurings described above resulted in a net decrease in the allowance for loan losses of $26,610 and charge offs of $312,682 during the year ended December 31, 2012.

Year ended December 31, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	2	$1,025,174	$1,025,174
Multi-family	2	5,894,771	5,894,771
Commercial	1	657,933	657,933
Construction and land	2	3,413,137	2,232,002
	7	10,991,015	9,809,880

Commercial Business	1	55,998	55,998

Consumer:
Home equity	2	338,737	338,737

Total	10	$11,385,750	$10,204,615

The troubled debt restructurings described above resulted in a net increase in the allowance for loan losses of $1,275,718 and charge offs of $1,181,135 during the year ended December 31, 2011.

The following table presents the troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ended December 31, 2012.  There were no troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ended December 31, 2011.

Year ended December 31, 2012

	Number of Contracts	Recorded Investment (as of period end)
Real estate loans:
One-to-four family	1	$303,503

Total	1	$303,503

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by $14,407 but resulted in no charge offs during the year ending December 31, 2012.

A loan is considered to be in payment default once it is 60 days contractually past due under the modified terms.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

The components of property and equipment are as follows:

	December 31,
	2012	2011
Land	$1,808,958	$1,808,958
Buildings and improvements	9,075,751	8,685,469
Construction in process	—	21,270
Furniture and equipment	1,171,726	919,468
	12,056,435	11,435,165
Less accumulated depreciation	(1,898,506)	(1,347,011)

	$10,157,929	$10,088,154

Depreciation expense for the years ended December 31, 2012 and 2011 amounted to $551,495 and $566,608, respectively.

MORTGAGE SERVICING RIGHTS	12 Months Ended
Dec. 31, 2012
MORTGAGE SERVICING RIGHTS
MORTGAGE SERVICING RIGHTS

NOTE 5 - MORTGAGE SERVICING RIGHTS

Loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balances of mortgage and other loans serviced for others were approximately $101,473,000 and $78,483,000 at December 31, 2012 and 2011, respectively.

The carrying amount of servicing rights recorded on loans serviced for others was $811,783 and $651,409, respectively, at December 31, 2012 and 2011, which approximated their fair value.  The fair value of servicing rights at December 31, 2012 was determined using a discount rate of 9.00%, monthly prepayment speeds ranging from 246% to 698%, depending on the stratification of the specific right, ancillary income of $48 per loan annually, and incremental cost to service of approximately $43 per loan annually.  The fair value of servicing rights at December 31, 2011 was determined using a discount rate of 9.00%, monthly prepayment speeds ranging from 252% to 694%, depending on the stratification of the specific right, ancillary income of $48 per loan annually, and incremental cost to service of approximately $43 per loan annually.  The ancillary income and cost to service assumptions include projected loan defaults.

The following summarizes the activity pertaining to mortgage servicing rights along with the aggregate activity in related valuation allowances:

	Year Ended
	December 31,
	2012	2011
Balance, beginning	$651,409	$601,325
Mortgage servicing rights capitalized	446,539	228,211
Mortgage servicing rights amortized	(257,579)	(138,900)
Provision for loss in fair value	(28,586)	(39,227)

Balance, ending	$811,783	$651,409

Valuation allowances:

Balance, beginning	$205,038	$165,811
Additions	28,586	39,227

Balance, ending	$233,624	$205,038

Estimated future amortization expense on mortgage servicing rights is as follows:

Year Ending December 31,	Amount
2013	$152,517
2014	142,557
2015	111,143
2016	71,093
2017	65,854
Thereafter	268,619

$811,783

CORE DEPOSIT INTANGIBLE	12 Months Ended
Dec. 31, 2012
CORE DEPOSIT INTANGIBLE
CORE DEPOSIT INTANGIBLE

NOTE 6 - CORE DEPOSIT INTANGIBLE

The gross carrying value and accumulated amortization of the core deposit intangible is presented below:

	December 31,
	2012	2011
Core deposit intangible	$3,258,000	$3,258,000
Less accumulated amortization	(2,723,000)	(2,442,000)

	$535,000	$816,000

Amortization expense on core deposit intangible for the years ended December 31, 2012 and 2011 was $281,000 and $304,000, respectively.

Estimated future amortization expense on core deposit intangible for the five succeeding fiscal years is as follows:

Year Ending December 31,	Amount
2013	$264,000
2014	75,000
2015	58,000
2016	58,000
2017	58,000

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

NOTE 7 - GOODWILL

In accordance with ASC Topic 350, Intangibles- Goodwill and Other, goodwill and intangible assets with indefinite useful lives are no longer amortized; rather they are assessed, at least annually, for impairment.  The Company tests goodwill for impairment on an annual basis as of September 30, or more often if events or circumstances indicate there may be impairment. Management has determined that the Company has only one reporting unit for purposes of evaluating goodwill.

As outlined in ASC Topic 350, an entity has the option in its annual goodwill impairment testing to first assess certain qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, an entity must perform the two-step impairment test.  The first impairment test involves two approaches; (i) the comparable transactions approach, and (ii) the control premium approach. The first approach, used to identify potential impairment, involves comparing the fair value of the reporting unit to its carrying value including goodwill.  If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered impaired.  If the carrying value exceeds fair value, there is an indication of impairment, and the second approach is performed to measure the amount of impairment.  The second approach involves calculating an implied fair value of goodwill for the reporting unit, in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first valuation methodology, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination. If the carrying value of the reporting unit goodwill exceeds the implied fair value of the goodwill, an impairment charge is recorded against earnings for the excess.

Due to the current economic environment and other uncertainties, it is possible that our estimates and assumptions may adversely change in the future, and we may be required to record additional goodwill impairment losses in future periods.  It is not possible at this time to determine if any such future impairment loss would result or, it if does, whether such charge would be material.  However, any such future impairment loss would be limited to the remaining goodwill balance of $11,385,323 at December 31, 2012.  Subsequent reversal of goodwill impairment losses is not permitted.  At our annual impairment assessment date of September 30, 2012, our analysis indicated that no further impairment existed.

DEPOSITS	12 Months Ended
Dec. 31, 2012
DEPOSITS
DEPOSITS

NOTE 8 - DEPOSITS

Deposits are summarized as follows:

	December 31,
	2012	2011
Noninterest-bearing	$60,330,245	$39,256,851
Interest-bearing transaction accounts	223,830,488	196,120,029
Savings	25,689,456	22,101,944
Time	150,523,857	157,279,459

	$460,374,046	$414,758,283

Included in time deposits were approximately $29,201,000 and $32,495,000 of brokered deposits for the years ended December 31, 2012 and 2011, respectively.  Included in interest-bearing transaction accounts were approximately $48,076,000 and $21,226,000 of brokered deposits for the years ended December 31, 2012 and 2011, respectively.

Interest expense on deposits is summarized as follows:

	Year Ended
	December 31,
	2012	2011
Interest-bearing transaction accounts	$1,203,755	$1,816,588
Savings	115,143	153,271
Time	2,514,712	3,843,362

	$3,833,610	$5,813,221

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was approximately $70,786,000 and $70,493,000 at December 31, 2012 and 2011, respectively.

At December 31, 2012, the scheduled maturities of time deposits are as follows:

Year Ending December 31,	Amount
2013	$86,690,819
2014	22,134,236
2015	14,537,730
2016	12,914,613
2017	14,182,058
Thereafter	64,401

$150,523,857

FEDERAL HOME LOAN BANK ADVANCES	12 Months Ended
Dec. 31, 2012
FEDERAL HOME LOAN BANK ADVANCES
FEDERAL HOME LOAN BANK ADVANCES

NOTE 9 - FEDERAL HOME LOAN BANK ADVANCES

The Bank had total advances from the Federal Home Loan Bank (FHLB) of $21,966,750 and $26,944,000 at December 31, 2012 and 2011, respectively.  The weighted average interest rate on the advances was 1.27% and 1.10% at December 31, 2012 and 2011, respectively.  The range of rates on the outstanding advances at December 31, 2012 varied from 0.46% to 4.58%.

The contractual maturities of advances are as follows:

Year Ending December 31,	Amount
2013	$7,999,000
2014	11,499,000
2015	1,495,000
2016	973,750
$21,966,750

At December 31, 2012, in addition to FHLB stock, eligible residential real estate loans totaling approximately $66,444,000 were pledged to the FHLB to secure advances outstanding compared to $55,045,000 at December 31, 2011.

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	12 Months Ended
Dec. 31, 2012
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

NOTE 10 - SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature daily.  Securities sold under agreements to repurchase are reflected at the amount of cash received in connection with the transaction.  The balance of our securities sold under agreements to repurchase fluctuates based upon our customers’ needs and activity.  The Company has one significant customer whose balances fluctuate on a regular basis.  Due to the nature of this customer’s business, large fluctuations in its accounts are a normal occurrence.  The Company may be required to provide additional collateral based on the fair value of the underlying securities.

Securities sold under agreements to repurchase are secured by securities with an approximate carrying amount of $44,143,000 and $47,432,000 at year-end 2012 and 2011, respectively.

Information concerning securities sold under agreements to repurchase is summarized as follows:

	2012	2011
Average daily balance during the year	$25,945,603	$22,823,940
Average interest rate during the year	0.06%	0.05%
Maximum month-end balance during the year	$34,494,579	$36,874,298
Weighted average interest rate at year-end	0.06%	0.00%

SUBORDINATED DEBENTURES	12 Months Ended
Dec. 31, 2012
SUBORDINATED DEBENTURES
SUBORDINATED DEBENTURES

NOTE 11 - SUBORDINATED DEBENTURES

The financial statements also include the following wholly-owned entity on a deconsolidated basis, First Clover Leaf Statutory Trust I.  The sole asset of this trust is junior subordinated deferrable interest debentures.  Clover Leaf issued $4,000,000 in May 2005 in cumulative trust preferred securities through this newly formed special-purpose trust.  The proceeds of the offering were invested by the trust in junior subordinated debentures of Trust I.  Distributions are cumulative and were payable at a fixed rate of 6.08% through May 2010 and then adjusted quarterly at a variable rate of 1.85% over the three month LIBOR rate, per annum of the stated liquidation amount of $1,000 per preferred security.  At December 31, 2012 the interest rate was 2.24%.  The Company has the option to defer interest payments on the subordinated debentures from time to time for a period not to exceed five consecutive years.  The obligations of the trust are fully and unconditionally guaranteed, on a subordinated basis, by the Company.  The trust preferred securities for Trust I are mandatorily redeemable upon the maturity of the debentures in May 2025, or to the extent of any earlier redemption of any debentures by the Company, and are callable beginning in May 2010.  Holders of the capital securities have no voting rights, are unsecured, and rank junior in priority of payment to all of the Company’s indebtedness and senior to the Company’s capital stock.  For regulatory purposes, the trust preferred securities qualify as Tier I capital subject to certain provisions.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

NOTE 12 - INCOME TAXES

The Company and the Bank file consolidated federal income tax returns and Illinois state income tax returns.  The Company and the Bank are no longer subject to examination by federal and state taxing authorities for years prior to 2009 and 2008, respectively.

Allocation of federal and state income taxes between current and deferred portions is as follows:

	Year Ended
	December 31,
	2012	2011
Federal:
Current	$1,366,578	$859,716
Deferred	125,033	(607,705)
	1,491,611	252,011

State:
Current	484,310	301,650
Deferred	69,113	(118,579)
	553,423	183,071

	$2,045,034	$435,082

The Company’s income tax expense differed from the maximum statutory federal rate of 35% as follows:

	Year Ended
	December 31,
	2012	2011
Expected income taxes	$2,138,337	$815,538
Income tax effect of:
State taxes, net of federal income tax benefit	332,911	113,052
Tax exempt interest, net	(333,886)	(265,610)
Income taxed at lower rates	(61,095)	(23,301)
Other	(31,233)	(204,597)

	$2,045,034	$435,082

The tax effects of principal temporary differences are shown in the following table:

	December 31,
	2012	2011
Deferred tax assets:
Allowance for loan losses	$2,393,884	$3,109,480
Deferred compensation	176,433	218,716
Accrued expenses	—	61,219
Purchase accounting adjustments for:
Loans	49,988	60,616
Securities	162,889	195,896
Time deposits	—	1,198
Deferred fees and costs	—	18,388
OREO writedowns and expenses	316,132	—
Other	56,188	69,384
	3,155,514	3,734,897

Deferred tax liabilities:
Federal Home Loan Bank stock	(304,238)	(658,620)
Core deposit intangible	(215,445)	(325,748)
Mortgage servicing rights	(326,905)	(260,043)
Unrealized gain on securities available for sale	(702,588)	(759,011)
Purchase accounting adjustments for:
Premises and equipment	(301,426)	(305,223)
Federal Home Loan Bank advances	(13,390)	(22,355)
Premises and equipment	(107,979)	(82,631)
	(1,971,971)	(2,413,631)

Net deferred taxes	$1,183,543	$1,321,266

Retained earnings at December 31, 2012 and 2011 include approximately $3,044,000 of the tax bad debt reserve which accumulated prior to 1988, for which no deferred income tax liability has been recognized. This amount represents an allocation of income to bad debt deductions for tax purposes only. Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then current corporate income tax rate. The unrecorded deferred income tax liability on the above amount was approximately $1,157,000 at December 31, 2012 and 2011.  Management has determined that the probability of recapturing the reserve is not sufficient to record a liability.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 13 - EMPLOYEE BENEFITS

The Company has adopted a 401(k) plan and defined contribution profit sharing plan covering substantially all of its employees.  The contribution to the plan for the profit sharing contribution is determined by the Board of Directors.  The Company contributed $107,278 and $109,464 to the plan for the profit sharing contribution for the years ended December 31, 2012 and 2011, respectively.  The 401(k) component of the plan allows participants to defer up to 50% of their compensation.  Such deferral accumulates on a tax deferred basis until the employee withdraws the funds.  The Company matched the employee contributions for the 401(k) plan up to 3% of compensation for the year ended December 31, 2012 and up to 2% of compensation for the year ended December 31, 2011.  Total expense recorded for the Company’s match for the 401(k) plan was $89,123 and $65,250 for the years ended December 31, 2012 and 2011, respectively.

Certain directors participate in a deferred compensation agreement.  The Company was accruing the liability for these agreements based on the present value of the amount the director is currently eligible to receive. The Company recorded expenses of $176 and $5,812 in 2012 and 2011, respectively, related to these agreements.  At December 31, 2011, the Company had a recorded liability in the amount of $547,885 for this plan.  Effective in February 2012, the Company terminated this agreement and adopted a new deferred compensation agreement which is managed by an independent third party.  Participants in the program choose their investment options and compensation is sent directly from the Company to the plan manager.  Deferred funds are no longer maintained by the Company.

The Company had an employee stock ownership plan (ESOP) that covered eligible employees.  The Company terminated the ESOP effective December 31, 2011.  The Company had loaned funds to the ESOP for the purchase of its common stock.  All shares were held in a suspense account for allocation among the participants as the loan was repaid. Shares were released for allocation to participants based upon the ratio of the current year’s debt service to the sum of total principal and interest payments over the remaining life of the note. Shares released from the suspense account were allocated among the participants based upon their pro rata annual compensation.  The purchase of shares by the ESOP was recorded by the Company as unearned ESOP shares in a contra equity account. As ESOP shares were committed to be released to compensate employees, the contra equity account was reduced and the Company recognized compensation expense equal to the average fair market value of the shares committed to be released.  Compensation expense of $66,998 was incurred for the year ended December 31, 2011.  There was no compensation expense incurred for the year ended December 31, 2012 due to the ESOP’s termination.

In conjunction with the termination of the ESOP, 100,453 shares with a value of $6.10 per share were cancelled and applied as repayment of the ESOP loan.  The remaining 1,591 unallocated shares were then allocated to the participants based on their pro-rata share.  As of December 31, 2011 there were 74,866 allocated shares held by the ESOP.  These allocated shares were distributed to the participants prior to December 31, 2012.  As of December 31, 2012 the ESOP no longer held any shares.

CAPITAL RATIOS	12 Months Ended
Dec. 31, 2012
CAPITAL RATIOS
CAPITAL RATIOS

NOTE 14 - CAPITAL RATIOS

Banks and holding companies are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory—and possibly additional discretionary—actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank and the Company must meet specific capital guidelines that involve quantitative measures of the Bank’s and the Company’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s and the Company’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank and the Company to maintain minimum amounts and ratios (set forth in the table below) of Tangible and Tier I capital (as defined by the regulations) to tangible assets (as defined), total and Tier I capital (as defined) to risk-weighted assets (as defined). Management believes, as of December 31, 2012 and 2011, that the Bank and the Company meet all capital adequacy requirements to which they are subject.

As of December 31, 2012, the Bank was considered well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Company’s principal source of funds for dividend payments is dividends received from the Bank.  Banking regulations limit the amount of dividends that may be paid without prior approval from the Office of the Comptroller of the Currency.  Under these regulations, the amount of dividends that may be paid without prior consent in any calendar year is limited to the current year’s profits combined with retained net profits of the preceding two years, subject to the capital requirements described above.

The Bank’s actual capital amounts and ratios as of December 31, 2012 and 2011 are presented in the following table.

			For Capital		To be Well Capitalized Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	2012
Tier I Capital to Adjusted Total Assets	$67,253,000	11.45%	$23,487,000	4.00%	$29,359,000	5.00%

Tier I Capital to Risk Weighted Assets	67,253,000	17.89%	15,039,000	4.00%	22,558,000	6.00%

Total Capital to Risk Weighted Assets	70,766,000	18.82%	30,077,000	8.00%	37,597,000	10.00%

	2011
Tier I Capital to Adjusted Total Assets	$62,025,000	11.33%	$21,906,000	4.00%	$27,382,000	5.00%

Tier I Capital to Risk Weighted Assets	62,025,000	16.80%	14,767,000	4.00%	22,150,000	6.00%

Total Capital to Risk Weighted Assets	65,033,000	17.62%	29,534,000	8.00%	36,917,000	10.00%

The Company’s actual capital amounts and ratios as of December 31, 2012 and 2011 are presented in the following table.

			For Capital		To be Well Capitalized Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	2012
Tier I Capital to Adjusted Total Assets	$65,059,000	10.64%	$24,463,000	4.00%	N/A	N/A

Tier I Capital to Risk Weighted Assets	65,059,000	17.25%	15,082,000	4.00%	N/A	N/A

Total Capital to Risk Weighted Assets	72,572,000	19.25%	30,164,000	8.00%	N/A	N/A

	2011
Tier I Capital to Adjusted Total Assets	$63,570,000	11.59%	$22,509,000	4.00%	N/A	N/A

Tier I Capital to Risk Weighted Assets	63,570,000	17.17%	14,812,000	4.00%	N/A	N/A

Total Capital to Risk Weighted Assets	70,570,000	19.06%	29,624,000	8.00%	N/A	N/A

COMMITMENTS, CONTINGENCIES AND CREDIT RISK	12 Months Ended
Dec. 31, 2012
COMMITMENTS, CONTINGENCIES AND CREDIT RISK
COMMITMENTS, CONTINGENCIES AND CREDIT RISK

NOTE 15 - COMMITMENTS, CONTINGENCIES AND CREDIT RISK

The Company and the Bank could be a party to legal actions which are in the normal course of business activities.  In the opinion of management, the ultimate resolution of these matters is not expected to have a material effect on the financial position or the results of operations of the Company.

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financial needs of its customers.  These financial instruments include commitments to extend credit and standby letters of credit.  These instruments involve, to varying degrees, elements of credit and interest rate risk in addition to the amounts recognized in the consolidated balance sheets.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instruments for commitments to extend credit and standby letters of credit is represented by the contractual notional amount of those instruments.  The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

A summary of the notional or contractual amounts of financial instruments, primarily variable rate, with off-balance-sheet risk follows:

				Range of Rates
	Variable Rate	Fixed Rate	Total	on Fixed Rate
	Commitments	Commitments	Commitments	Commitments
	2012
Commitments to extend credit	$15,111,371	$36,383,833	$51,495,204	1.00% - 18.00%
Standby letters of credit	50,000	649,356	699,356	4.50% - 9.25%

	2011
Commitments to extend credit	$34,303,938	$21,177,992	$55,481,930	3.00% - 18.00%
Standby letters of credit	1,481,605	2,583,942	4,065,547	3.50% - 9.25%

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount and type of collateral obtained, if deemed necessary by the Company upon extension of credit, varies and is based on management’s credit evaluation of the counterparty.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Standby letters of credit generally have fixed expiration dates or other termination clauses and may require payment of a fee. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities of customers. The Company’s policy for obtaining collateral, and the nature of such collateral, is essentially the same as that involved in making commitments to extend credit. Those guarantees are primarily issued to support public and private borrowing arrangements and, generally, have terms of one year or less. The Bank holds collateral, which may include accounts receivables, inventory, property and equipment, income producing properties, supporting those commitments if deemed necessary. In the event the customer does not perform in accordance with the terms of the agreement with the third party, the Bank would be required to fund the commitment. The maximum potential amount of future payments the Bank could be required to make is represented by the contractual amount shown in the summary above. If the commitment is funded, the Bank would be entitled to seek recovery from the customer. At December 31, 2012 and 2011, no amounts have been recorded as liabilities for the Bank’s potential obligations under these guarantees.

The Company does not engage in the use of interest rate swaps, futures, forwards, or option contracts.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 16 - FAIR VALUE MEASUREMENTS

The Company determines the fair market values of its financial instruments based on the fair value hierarchy established in ASC Topic 820, Fair Value Measurements and Disclosures, which requires an entity to maximize the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value.  The guidance also describes three levels of inputs that may be used to measure fair value.

·                  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

·                  Level 2 - Inputs other than quoted prices included with Level 1 that are observable for the asset or liability either directly or indirectly.  These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived from or corroborated by market data by correlation or other means.

·                  Level 3 - Unobservable inputs for determining the fair value of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

Securities: The fair value of available-for-sale securities are determined by various valuation methodologies.  Where quoted market prices are available in an active market, securities are classified within Level 1.  The Company has no securities classified within Level 1.  If quoted market prices are not available, then fair values are estimated by using pricing models or quoted prices of securities with similar characteristics.  For these investments, the pricing applications apply available information as applicable through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations.  They also use model processes, such as the Option Adjusted Spread model to assess interest rate impact and develop prepayment scenarios.  In the case of municipal securities, information on the Bloomberg terminal such as credit ratings, credit support, and call features are used to set the matrix values for the issues, which will be used to determine the yields from which the market values are calculated each month.  Because they are not price quote valuations, the pricing methods are considered Level 2 inputs.  At this time all of the Company’s securities fall within the Level 2 hierarchy for pricing.  In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy.  The Company currently has no securities classified within Level 3.  During the years ended December 31, 2012 and 2011, there were no transfers between Level 1 and Level 2.  The valuation methodology was consistent for the years ended December 31, 2012 and 2011.

Foreclosed Assets:  Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals which are updated no less frequently than annually.  These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.  Foreclosed assets are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Impaired Loans:  The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.  Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification.  Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Appraisals for both foreclosed assets and collateral-dependent impaired loans are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company.  Once received, a member of the loan department reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics.  On an annual basis, the Company compares the actual selling price of collateral that has been sold to the most recent appraised value to determine what additional adjustment should be made to the appraisal value to arrive at fair value.

Assets measured at fair value on a recurring basis segregated by fair value hierarchy level during the periods ended December 31, 2012 and 2011 are summarized below:

	Fair Value Measurements at December 31, 2012 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$—	$19,793,502	$—	$19,793,502
State and municipal securities	—	36,403,923	—	36,403,923
Other securities	—	248,501	—	248,501
Mortgage-backed: residential	—	31,834,154	—	31,834,154
Total securities available for sale	$—	$88,280,080	$—	$88,280,080

	Fair Value Measurements at December 31, 2011 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$—	$31,743,989	$—	$31,743,989
Corporate bonds	—	1,838,324	—	1,838,324
State and municipal securities	—	26,376,118	—	26,376,118
Other securities	—	3,501	—	3,501
Mortgage-backed: residential	—	25,613,419	—	25,613,419
Total securities available for sale	$—	$85,575,351	$—	$85,575,351

Assets measured at fair value on a nonrecurring basis by fair value hierarchy level during the periods ended December 31, 2012 and 2011 are summarized below:

	Fair Value Measurements at December 31, 2012 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total

Foreclosed assets:
Real estate:
Commercial	$—	$—	$755,000	$755,000
Construction and land	—	—	2,926,988	2,926,988

Total foreclosed assets	$—	$—	$3,681,988	$3,681,988

Impaired loans:
Real estate loans:
One-to-four family	$—	$—	$1,355,785	$1,355,785
Multi-family	—	—	2,255,959	2,255,959
Commercial	—	—	500,590	500,590
	—	—	4,112,334	4,112,334

Commercial business	—	—	235,183	235,183

Consumer:
Automobile and other	—	—	7,163	7,163
	—	—	7,163	7,163

Total impaired loans	$—	$—	$4,354,680	$4,354,680

	Fair Value Measurements at December 31, 2011 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total

Foreclosed assets:
Real estate:
One-to-four family	$—	$—	$224,060	$224,060
Commercial	—	—	755,000	755,000
Construction and land	—	—	407,193	407,193

Total foreclosed assets	$—	$—	$1,386,253	$1,386,253

Impaired loans:
Real estate loans:
One-to-four family	$—	$—	$1,347,958	$1,347,958
Multi-family	—	—	3,048,473	3,048,473
Commercial	—	—	1,303,707	1,303,707
Construction and land	—	—	3,788,235	3,788,235
	$—	$—	$9,488,373	$9,488,373

Commercial business	$—	$—	$1,131,656	$1,131,656

Total impaired loans	$—	$—	$10,620,029	$10,620,029

Foreclosed assets are collateral dependent and are recorded at the lesser of the recorded investment in the receivable or the appraised value less costs to sell and may be revalued on a nonrecurring basis.  Foreclosed assets measured at fair value less costs to sell on a nonrecurring basis during the year ended December 31, 2012, had a net carrying amount of $3,681,988, which is made up of the outstanding balance of $4,342,988, net of cumulative write-downs of $661,000 which includes $350,000 that occurred during the year ended December 31, 2012.  At December 31, 2011, foreclosed assets had a carrying amount of $1,386,253, which was made up of the outstanding balance of $1,835,527, net of write-downs of $449,274.

Impaired loans that are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal balance of $5,187,080, with a valuation allowance of $832,400 at December 31, 2012, resulting in a net increase in provision for loan losses of $263,542 for the year ended December 31, 2012.  At December 31, 2011, impaired loans had a principal balance of $13,715,174 with a valuation allowance of $3,095,145, resulting in a net increase in provision for loan losses of $967,420 for the year ended December 31, 2011.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2012:

	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average

Foreclosed assets:
Real estate:
Commercial	$755,000	Sales Comparison	Adjustment for difference between comparable sales	1% to 24%	10.5%
Construction and land	2,926,988	Sales Comparison	Adjustment for difference between comparable sales	-4% to 47%	19.3%

Impaired loans:
Real estate loans:
One-to-four family	$1,355,785	Sales Comparison	Adjustment for difference between comparable sales	-5% to 9%	5.7%
Multi-family	2,255,959	Sales Comparison	Adjustment for difference between comparable sales	1% to 18%	10.0%
Commercial	500,590	Sales Comparison	Adjustment for difference between comparable sales	5% to 17%	12.3%
Commercial business	235,183	Sales Comparison	Adjustment for difference between comparable sales	4% to 50%	22.8%
Automobile and other	7,163	Liquidation Value	Adjustment to reflect realizable value	0% to 50%	50.0%

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 17 - FAIR VALUE OF FINANCIAL INSTRUMENTS

FASB ASC Topic 825, Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet.  Fair value is determined under the framework established by ASC Topic 820, Fair Value Measurement and Disclosures.  ASC Topic 825 excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash and Cash Equivalents:  The carrying amounts of cash and cash equivalents approximate fair values given the short-term nature and active market for U.S. currency and are classified as Level 1.

Interest-Earning Time Deposits:  Due to the short-term nature of these deposits, the carrying amounts of these deposits approximate fair values.  However, since it is unusual to observe a quoted price in an active market during the outstanding term these deposits are classified as Level 2.

Federal Home Loan Bank Stock:  The Company is required to maintain these equity securities as a member of the Federal Home Loan Bank of Chicago and in amounts as required by this institution. These equity securities are “restricted” in that they can only be sold back to the respective institution or another member institution at par.  Therefore, they are less liquid than other tradable securities and their fair value is not readily available.

Loans:  Fair values are estimated for portfolios of loans with similar financial characteristics.  Loans are segmented by type such as real estate, commercial business, and consumer loans.  Each loan segment is further segregated into fixed and adjustable rate interest terms and by performing and non-performing classifications.  The fair value of fixed rate loans is estimated by either observable market prices or by discounting future cash flows using discount rates that reflect the Company’s current pricing for loans with similar characteristics, such as loan type, pricing and remaining maturity resulting in a Level 3 classification.  Impaired loans that have no specific reserve are classified as Level 3.  Impaired loans that have been written down to the fair value of the corresponding collateral, less estimated costs to sell, are not included in this table as those amounts were presented previously.  The fair value computed is not necessarily an exit price.

Accrued Interest Receivable:  The carrying amount of accrued interest receivable approximates its fair value.  Accrued interest receivable related to interest-earning time deposits and securities is classified as Level 2.  Accrued interest receivable related to loans is classified as Level 3.

Deposits:  The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts) and are classified as Level 1. The carrying amounts for interest-bearing money market and savings accounts approximate their fair values at the reporting date and are classified as Level 1. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

Federal Home Loan Bank Advances:  The fair value of Federal Home Loan Bank  advances, which are at a fixed rate, are estimated using discounted cash flow analyses based on current rates for similar advances resulting in a Level 2 classification.

Securities Sold Under Agreements to Repurchase:  The carrying amounts of securities sold under agreements to repurchase approximate fair value resulting in a Level 2 classification.

Subordinated debentures:  This debenture is a floating rate instrument which re-prices quarterly.  The fair value of variable rate trust preferred debentures approximate carrying value resulting in a Level 2 classification.

Accrued Interest Payable:  The carrying amount of accrued interest payable approximates its fair value.  Accrued interest payable related to interest-bearing money market and savings accounts is classified as Level 1.  All other accrued interest payable is classified as Level 2.

The following information presents estimated fair values of the Company’s financial instruments as of December 31, 2012 and 2011 that have not been previously presented and the methods and assumptions used to estimate those fair values.

		Fair Value Measurements at December 31, 2012 Using:
	Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Financial assets:
Cash and cash equivalents	$71,414,598	$71,414,598	$—	$—	$71,414,598
Interest-earning time deposits	1,749,744	—	1,749,744	—	1,749,744
Federal Home Loan Bank stock	2,887,763	—	—	—	N/A
Loans, net (excluding impaired loans at fair value)	390,513,946	—	—	398,541,271	398,541,271
Accrued interest receivable	1,592,307	—	445,151	1,147,156	1,592,307

Financial liabilities:
Non-interest bearing deposits	60,330,245	60,330,245	—	—	60,330,245
Interest-bearing deposits	400,043,801	249,519,944	151,235,158	—	400,755,102
Federal Home Loan Bank advances	21,966,750	—	22,222,771	—	22,222,771
Securities sold under agreement to repurchase	34,494,579	—	34,494,579	—	34,494,579
Subordinated debentures	4,000,000	—	4,000,000	—	4,000,000
Accrued interest payable	284,270	27,481	256,789	—	284,270

	December 31, 2011
	Carrying	Fair
	Amount	Value
Financial assets:
Cash and cash equivalents	$39,361,409	$39,361,409
Interest-earning time deposits	1,738,498	1,738,498
Federal Home Loan Bank stock	6,306,273	N/A
Loans, net (excluding impaired loans at fair value)	377,014,617	388,315,138
Accrued interest receivable	1,726,319	1,726,319

Financial liabilities:
Non-interest bearing deposits	39,256,851	39,256,851
Interest-bearing deposits	375,501,432	376,697,157
Federal Home Loan Bank advances	26,944,000	27,208,915
Securities sold under agreement to repurchase	36,874,298	36,874,298
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	417,828	417,828

In addition, other assets and liabilities of the Company that are not defined as financial instruments are not included in the above disclosures, such as property and equipment. Also, nonfinancial instruments typically not recognized in financial statements nevertheless may have value but are not included in the above disclosures. These include, among other items, the estimated earnings power of core deposit accounts, the trained work force, customer goodwill and similar items.

LIQUIDATION ACCOUNT	12 Months Ended
Dec. 31, 2012
LIQUIDATION ACCOUNT
LIQUIDATION ACCOUNT

NOTE 18 - LIQUIDATION ACCOUNT

As required by current regulations, a liquidation account in the amount of $20,700,000 was established in conjunction with our 2006 mutual to stock conversion.

As a result, each eligible account holder or supplemental account holder is entitled to a proportionate share of this account in the unlikely event of a complete liquidation of the Bank, and only in such event. This share will be reduced if the eligible account holder’s or supplemental account holder’s deposit balance falls below the amounts on the date of record and will cease to exist if the account is closed.  The liquidation account will never be increased despite any increase after conversion in the related deposit balance.  The Bank may not declare, pay a dividend on, or repurchase any of its capital stock of the Bank, if the effect thereof would cause retained earnings to be reduced below the liquidation account amount or regulatory capital requirements.  Due to various natural events, such as death, relocation, and general attrition of accounts, the balance in the liquidation account has been reduced to $3,300,000 at December 31, 2012.

CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

NOTE 19 - CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Financial information pertaining only to First Clover Leaf Financial Corp. is as follows:

BALANCE SHEETS

December 31, 2012 and 2011

	2012	2011
Assets
Cash and cash equivalents	$823,324	$4,497,942
Loans, net	247,971	262,109
Investment in common stock of subsidiary	80,450,227	76,169,460
Other assets	832,501	860,891

Total assets	$82,354,023	$81,790,402

Liabilities and Stockholders’ Equity
Subordinated debentures	$4,000,000	$4,000,000
Accrued interest payable	7,950	7,802
Other liabilities	89,670	68,475
Total liabilities	4,097,620	4,076,277

Stockholders’ Equity
Common stock	748,132	772,776
Additional paid-in-capital	59,660,244	61,230,512
Retained earnings	16,651,916	14,418,656
Accumulated other comprehensive income	1,196,111	1,292,181
	78,256,403	77,714,125

Total liabilities and stockholders’ equity	$82,354,023	$81,790,402

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

Years ended December 31, 2012 and 2011

	2012	2011
Interest income	$14,245	$38,108
Interest expense	(97,914)	(116,115)
Other income	—	4
Other expenses	(420,211)	(393,932)

Loss before income tax benefit and equity in undistributed net income of subsidiary	(503,880)	(471,935)

Income tax benefit	191,544	179,600

Loss before equity in undistributed net income of subsidiary	(312,336)	(292,335)

Equity in undistributed net income of subsidiary	4,376,837	2,187,363

Net income	$4,064,501	$1,895,028

Comprehensive income	$3,968,431	$2,572,435

CONDENSED STATEMENTS OF CASH FLOWS

Years ended December 31, 2012 and 2011

	2012	2011
Cash Flows from Operating Activities
Net income	$4,064,501	$1,895,028
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed net income of subsidiary	(4,376,837)	(2,187,363)
Premiums and discounts on subordinated debentures	—	25,728
Decrease (increase) in other assets	28,390	(315,747)
Increase in accrued interest payable	148	440
Increase (decrease) in other liabilities	21,195	(23,137)
Net cash (used in) operating activities	(262,603)	(605,051)

Cash Flows from Investing Activities
Purchases of available for sale securities	(2,999,983)	(5,499,999)
Proceeds from calls and maturities of available for sale securities	2,999,983	5,499,999
Loan payments	14,138	10,881
Net cash provided by investing activities	14,138	10,881

Cash Flows from Financing Activities
Repayment of ESOP loan	—	41,237
Repurchase of common stock	(1,594,912)	(398,316)
Dividends	(1,831,241)	(1,860,431)
Net cash used in financing activities	(3,426,153)	(2,217,510)

Net decrease in cash and cash equivalents	(3,674,618)	(2,811,680)

Cash and cash equivalents:
Beginning of year	4,497,942	7,309,622

End of year	$823,324	$4,497,942

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation:
Principles of Consolidation:  The consolidated financial statements include the accounts of the Company and the Bank and have been prepared in conformity with U.S. generally accepted accounting principles and conform to predominate practices in the banking industry. The financial statements also include two wholly-owned entities on a deconsolidated basis, Clover Leaf Financial Services, and First Clover Leaf Statutory Trust I.  All material intercompany accounts and transactions have been eliminated in the consolidation.

Use of Estimates:
Use of Estimates:  In preparing the accompanying consolidated financial statements, the Company’s management is required to make estimates and assumptions which affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the value of goodwill, and the fair value of financial instruments.

Cash Equivalents:

Cash Equivalents:  For purposes of reporting cash flows, cash and cash equivalents  include cash on hand and amounts due from banks, including cash items in process of clearing and federal funds sold. Generally, federal funds are sold for one-day periods. Cash flows from loans, deposits, and securities sold under agreements to repurchase are treated as net increases or decreases in the statement of cash flows.

The Company is required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank. Those reserve balances were approximately $3,062,000 and $2,864,000, respectively, at December 31, 2012 and 2011.

The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

Interest-Earning Time Deposits:
Interest-Earning Time Deposits:  Interest-earning time deposits in banks are carried at cost.  At December 31, 2012 and 2011 interest-earning time deposits amounted to $1,749,744 and $1,738,498, respectively.

Securities:

Securities:  Securities classified as available for sale are those debt securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity.  Any decision to sell a security classified as available for sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company’s assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors.

Securities available for sale are carried at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income.  Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.  Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

The Company evaluates its debt securities for other-than-temporary impairment (OTTI) on an ongoing basis for those securities with a fair value below amortized cost.  The review takes into consideration current market conditions, issuer rating changes and trends, the credit worthiness of the obligator of the security, current analysts’ evaluations, failure of the issuer to make scheduled interest or principal payments, the Company’s lack of intent to sell the security or whether it is more-likely-than-not that the Company will be required to sell the debt security before its anticipated recovery, as well as other qualitative factors.  The term OTTI is not intended to indicate that the decline is permanent, but indicates that the prospects for a near-term recovery of value is not necessarily favorable, or that there is a lack of evidence to support a realizable value equal to or greater than the carrying value of the investment.  Any portion of such a decline in value associated with credit loss is recognized in earnings as an impairment loss with the remaining noncredit-related component being recognized in other comprehensive income.  A credit loss is determined by assessing whether the amortized cost basis of the security will be recovered, by comparing the present value of cash flows expected to be collected from the security, computed using original yield as the discount rate, to the amortized cost basis of the security. The shortfall of the present value of the cash flows expected to be collected in relation to the amortized cost basis is considered to be the “credit loss.”

Federal Home Loan Bank Stock:
Federal Home Loan Bank Stock:  The Company held Federal Home Loan Bank of Chicago (FHLB) stock of $2,887,763 and $6,306,273 for the years ended December 31, 2012 and 2011, respectively.  The Company is required to maintain these equity securities as a member of the FHLB and in amounts as required by this institution. These equity securities are “restricted” in that they can only be redeemed by the respective institution at par. Therefore, they are less liquid than other tradable equity securities and their fair value is not readily available.

Loans:

Loans:  The Company offers real estate, commercial and consumer loans to customers. A substantial portion of the loan portfolio is represented by real estate loans throughout Edwardsville, Illinois and the surrounding area. The ability of the Company’s debtors to comply with repayment terms is dependent upon the real estate and general economic conditions in this area.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred costs (fees) on originated loans.

Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs (fees), are deferred and recognized as an adjustment of the related loan yield using the interest method.

The accrual of interest on real estate, commercial business, and consumer loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Consumer loans are typically charged off no later than 180 days past due. Past due status is based on contractual terms of the loan. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on non-accrual or charged-off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans held for sale:
Loans held for sale:  Loans originated and intended for sale are carried at the lower of cost or estimated fair value which is based on market pricing.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Allowance for Loan Losses:

Allowance for Loan Losses:  The allowance for loan losses is a valuation account for probable incurred credit losses.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.  Management estimates the allowance balance required using our historical loan loss experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral, and prevailing economic conditions.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

The allowance for loan losses is evaluated on at least a quarterly basis by management.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.  Management considers the allowance for loan losses at December 31, 2012 and 2011 to be at an adequate level.  However, changes may be necessary if further economic and other conditions differ substantially from the current environment.  To the extent actual outcomes differ from the estimates, additional provision for credit losses may be required that would reduce future earnings.

Loans identified as losses by management, internal loan review and/or bank examiners are charged-off.  Furthermore, consumer loan accounts are charged-off automatically based on regulatory requirements related to delinquency.

The allowance consists of specific and general components.  The specific component relates to loans that are individually classified as impaired.  A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings.  All troubled debt restructurings are classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

All loans classified as substandard are evaluated for impairment along with loans over $250,000 categorized as special mention.  If a loan is impaired, we further test to see if it is considered collateral dependent.  If the loan is collateral dependent, a portion of the allowance is allocated so that the loan is reported at the fair value of the collateral.  If the loan is not collateral dependent, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate.

Troubled debt restructurings are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception.  If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.  For troubled debt restructurings that subsequently default, the Company determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component of the allowance covers non-impaired loans.  Once the non-impaired loans are separated into the specified loan pools, we analyze the pools using two criteria: historical loss data, and qualitative adjustments.  Historical data involves a three year look-back at gross charge-offs specific to each portfolio segment.  We utilize three years of data summarized by quarter.  This model assumes a heavier weighting on the most recent years.  Currently that weighting is 60% for the most recent year; 30% for the prior year; and 10% for the third year.  These data are analyzed and used to arrive at a base for our reserve percentage.  The qualitative adjustments are determined based on various publications, market research, economic reports and management’s expertise and knowledge of the immediate lending market and include the following:

·                  Changes in sector’s portfolio health

·                  Changes in non-impaired classified assets

·                  National and/or local economic conditions

·                  Changes in financial industry/regulation

·                  Changes in value of underlying collateral

·                  Changes in segment concentrations

·                  Changes in volume/nature of loan portfolio

·                  Changes in past dues, non-accruals/asset quality

·                  Changes in lending policies/underwriting practices

·                  Changes in loan review/oversight

·                  Changes in staff depth/experience

·                  Changes in competition/legal

The consideration of all of these factors results in a loss allocation percentage for each portfolio segment.  The following portfolio segments have been identified:

Real Estate Loans:

One-to-four family (owner occupied and non-owner occupied)

Multi-family

Commercial (owner occupied and non-owner occupied)

Construction and land

Commercial

Commercial business

Consumer

Home equity

Automobile and other

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk.  Management reviews and presents these policies to the Board at least annually.  A reporting system supplements the review process by providing management with reports related to loan production, loan quality, loan delinquencies and non-performing and potential problem loans.

One-to-four family real estate loans are predominately collateralized by properties located in our market area.  Due to overwhelming customer demand in the low interest rate environment, virtually all of these loans have fixed rates of interest.  We generally sell most of the conforming, fixed-rate loans that we originate, but we generally retain the servicing rights on these loans.  We may lend up to 80% of the property’s appraised value, or up to 100% of the property’s appraised value if the borrower obtains private mortgage insurance.  We require title insurance on all of our one-to-four family real estate loans, and we also require that fire and extended coverage casualty insurance be maintained in an amount equal to at least the lesser of the loan balance or the replacement cost of the improvements on the property.  We also require a property appraisal for all one-to-four family loans that are underwritten to comply with secondary market standards.  Appraisals are conducted by independent appraisers from a list approved by our board of directors.

Multi-family real estate loans are generally secured by apartment buildings and rental properties with five or more units.  All of our multi-family real estate loans are secured by properties located within our market area.  Multi-family real estate loans generally are offered with interest rates that adjust after one, three or five years.  The interest rate adjustments are tied to either a Treasury Bill Index tied to the adjustment period, or to a Cost of Funds index.  When originating multi-family real estate loans we evaluate the qualifications and financial condition of the borrower, profitability and expertise, as well as the value and condition of the mortgaged property securing the loans.  We also consider the financial resources of the borrower, the borrower’s experience in owning or managing a similar property, and the borrower’s payment history with us and other financial institutions.  Multi-family real estate loans are originated in amounts up to 80% of the lower of the sale price or the appraised value of the mortgaged property securing the loans.  All multi- family real estate loans over $250,000 are appraised by outside independent appraisers approved by the board of directors.

Commercial real estate loans are secured predominately by office buildings, and to a lesser extent warehouse properties and more specialized properties such as churches.  We originate commercial real estate loans with a typical term of five years with balloon payments.  These loans generally amortize over 15 to 20 years.  We offer both adjustable and fixed rates of interest on commercial real estate loans, with the interest rate for adjustable rate loans tied to the prime interest rate.  We may lend up to 75% of the properties appraised value on loans secured by other commercial properties.  We require independent appraisals for all commercial real estate loans in excess of $250,000.  Creditworthiness is determined by considering the character, experience, management and financial strength of the borrower, and the ability of the property to generate adequate funds to cover both operating expenses and debt service.  We require title insurance on all of our commercial real estate loans, and we also require that fire and extended coverage casualty insurance be maintained.

Construction lending generally involves a greater degree of risk than our other real estate lending.  The repayment of the construction loan is, to a great degree, dependent upon the successful and timely completion of the project.  The construction phase of a loan generally lasts up to six months, and the interest rate charged generally corresponds to the rate of the committed permanent loan, with loan-to- value ratios of up to 80%, (or up to 100% if the borrower obtains private mortgage insurance) of the appraised estimated value of the completed property or cost, whichever is less.  Our procedures for underwriting construction loans include an assessment of the borrower’s credit history and the borrower’s ability to meet other existing debt obligations, as well as payment of principal and interest on the proposed loan.  We use the same underwriting standards and procedures for construction/permanent lending as we do for one-to-four family residential real estate lending.

Commercial business loans vary in type and may be secured or unsecured for the purpose of financing equipment acquisition, expansion, working capital and other general business purposes.  The terms of these loans are generally for less than five years.  The loans are either fixed-rate or carry variable interest rates indexed to the prime rate.  Commercial credit decisions are based upon a complete credit review of the borrower.  A determination is made as to the borrower’s ability to repay in accordance with the proposed terms as well as an overall assessment of the credit risks involved.  Personal guarantees of borrowers are generally required.  In evaluating a commercial business loan, we consider debt service capabilities, actual and projected cash flows, and the borrower’s inherent industry risks.  Credit agency reports of the borrower’s credit history as well as bank checks and trade investigations supplement the analysis of the borrower’s creditworthiness.

Although we originate fixed-rate and adjustable-rate loans, our ability to generate each type of loan depends upon borrower demand, market interest rates, borrower preference for fixed-versus adjustable- rate loans, and the interest rates offered on each type of loan by competing lenders in our market area. Loan originations are derived from a number of sources, including existing or prior customers and walk-in customers.

Consumer loans consist primarily of home equity lines of credit, automobile loans,  overdraft loans, loans secured by deposits and securities, and unsecured personal loans.  Home equity lines of credit account for the largest segment of our consumer loans.  They are generally made for owner-occupied homes and are secured by first or second mortgages on the residential properties.  We generally offer home equity lines of credit with a maximum loan to appraised value ratio of 90%, including senior liens on the subject property.  Our procedures for underwriting consumer loans include an assessment of the borrower’s credit history and ability to meet other existing debt obligations, as well as payments of principal and interest on the proposed loans.  Although the borrower’s creditworthiness is a primary consideration, the underwriting process also includes a comparison of the value of the collateral security, if any, to the proposed loan.

Property and Equipment:
Property and Equipment:  Land is stated at cost. Property and equipment are stated at cost less accumulated depreciation. Depreciation is determined under the straight-line method over the following estimated useful lives of the assets, which are 2-50 years for buildings and improvements and 2-10 years for furniture and equipment.

Foreclosed Assets:
Foreclosed Assets:  Real estate acquired through foreclosure or deed in lieu of foreclosure represents specific assets to which the Bank has acquired legal title in satisfaction of indebtedness.  Such real estate is initially recorded at the property’s fair value at the date of foreclosure less estimated selling costs.  Initial valuation adjustments, if any, are charged against the allowance for losses on loans.  Property is evaluated regularly to ensure the recorded amount is supported by its current fair value.  Subsequent declines in estimated fair value are charged to expense when incurred.  Revenues and expenses related to holding and operating these properties are recognized or expensed as incurred.

Mortgage Servicing Rights:
Mortgage Servicing Rights:  Servicing assets are recognized as separate assets when rights are acquired through purchase or through sale of financial assets.  For sales of one-to-four family loans, a portion of the cost of originating the loan is allocated to the servicing right based on fair value.  Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income.  The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to amortized cost.  To determine impairment the Company applies a pooling methodology to the servicing valuation, in which loans with similar characteristics are “pooled” together for valuation purposes.  Once pooled, each grouping of loans is evaluated on a discounted earnings basis to determine the present value of future earnings that a purchaser could expect to realize from the portfolio.  Earnings are projected from a variety of sources including loan servicing fees, interest earned on float, net interest earned on escrows, miscellaneous income and costs to service the loans.  If the Company later determines that all or a portion of the impairment no longer exists for a particular pool, a reduction of the allowance may be recorded as an increase to income.  Capitalized servicing rights are amortized in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.

Goodwill:
Goodwill:  Goodwill resulting from business combinations is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date.  Goodwill acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually or more frequently if events and circumstances exist that indicate that a goodwill impairment test should be performed. The Company has selected September 30 as the date to perform the annual impairment test.  Our annual impairment assessment for 2012 and 2011 resulted in no goodwill impairment.

Core Deposit Intangible:
Core Deposit Intangible:  Core deposit intangible represents the value of acquired customer relationships.  The balances created from our 2006 and 2008 acquisitions are being amortized over 7.6 and 9.7 years, respectively, using the double declining balance method.

Bank-Owned Life Insurance:
Bank-Owned Life Insurance:  The Company has purchased life insurance policies on certain key employees.  Bank-owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Income Taxes:

Income Taxes:  Deferred income tax assets and liabilities are computed annually for differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to amounts which are more likely than not realizable.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Income tax expense (benefit) is the tax payable (refundable) for the period plus or minus the change during the period in deferred tax assets and liabilities.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Earnings Per Common Share:

Earnings Per Common Share:  Basic earnings per share represents net income available to common stockholders divided by the weighted average number of common shares outstanding.  Employee stock ownership plan shares, which are committed to be released, are considered outstanding for basic and diluted earnings per share. Unallocated shares of the employee stock ownership plan are not considered outstanding for basic or diluted earnings per share. Diluted earnings per share reflect additional common shares that would have been outstanding if dilutive potential common shares had been issued.  No dilutive potential common shares existed at December 31, 2012 and 2011.

	Year Ended
	December 31,
	2012	2011

Net income	$4,064,501	$1,895,028
Basic potential common shares:
Weighted average shares outstanding	7,632,662	7,858,511
Weighted average unallocated Employee Stock Ownership Plan shares	—	(105,924)
Basic weighted average shares outstanding	7,632,662	7,752,587

Dilutive potential common shares	—	—

Diluted weighted average shares outstanding	7,632,662	7,752,587

Basic and diluted earnings per share	$0.53	$0.24

Fair Value Measurements:
Fair Value Measurements:  Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 16 and 17.  Fair value estimates involve uncertainties and matters of significant judgment.  Changes in assumptions or in market conditions could significantly affect the estimates.

Comprehensive Income:
Comprehensive Income:  Comprehensive income consists of net income and other comprehensive income.  Other comprehensive income includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity.

Loss Contingencies:
Loss Contingencies:  Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.  Management does not believe there now are such matters that will have a material effect on the financial statements.

Operating Segments:
Operating Segments:  While management monitors revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Company-wide basis.  Operating segments are aggregated into one as operating results for all segments are similar.  Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

Recent Accounting Pronouncements:

Recent Accounting Pronouncements:  The following accounting standard was recently issued relating to the financial services industry:

In September 2011, the FASB amended existing guidance relating to goodwill impairment testing.  The amendment permits an assessment of qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing these events or circumstances, it is concluded that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  The amendments in this guidance were effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The effect of adopting this standard did not have a material effect on the Company’s operating results or financial condition.

Reclassifications:
Reclassifications:  Some items in the prior year financial statements were reclassified to conform to the current presentation.  Reclassifications had no effect on prior year net income or stockholders’ equity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted earnings per share

	Year Ended
	December 31,
	2012	2011

Net income	$4,064,501	$1,895,028
Basic potential common shares:
Weighted average shares outstanding	7,632,662	7,858,511
Weighted average unallocated Employee Stock Ownership Plan shares	—	(105,924)
Basic weighted average shares outstanding	7,632,662	7,752,587

Dilutive potential common shares	—	—

Diluted weighted average shares outstanding	7,632,662	7,752,587

Basic and diluted earnings per share	$0.53	$0.24

SECURITIES AVAILABLE FOR SALE (Tables)	12 Months Ended
Dec. 31, 2012
SECURITIES AVAILABLE FOR SALE
Summary of amortized cost and fair values of securities with gross unrealized gains and losses

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
U.S. government agency obligations	$19,596,009	$212,845	$(15,352)	$19,793,502
State and municipal securities	35,068,040	1,375,995	(40,112)	36,403,923
Other securities(1)	248,501	—	—	248,501
Mortgage-backed: residential	31,468,831	427,194	(61,871)	31,834,154

	$86,381,381	$2,016,034	$(117,335)	$88,280,080

	December 31, 2011
U.S. government agency obligations	$31,226,753	$517,236	$—	$31,743,989
Corporate bonds	1,949,836	12,444	(123,956)	1,838,324
State and municipal securities	25,063,842	1,329,567	(17,291)	26,376,118
Other securities	3,501	—	—	3,501
Mortgage-backed: residential	25,280,227	425,272	(92,080)	25,613,419

	$83,524,159	$2,284,519	$(233,327)	$85,575,351

(1)  Includes a Certificate of Deposit in the amount of $245,000

Schedule of unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$1,490,123	$(15,352)	$—	$—	$1,490,123	$(15,352)
State and municipal securities	6,952,889	(40,112)	—	—	6,952,889	(40,112)
Mortgage-backed: residential	13,828,613	(57,637)	329,715	(4,234)	14,158,328	(61,871)

	$22,271,625	$(113,101)	$329,715	$(4,234)	$22,601,340	$(117,335)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Corporate bonds	$—	$—	$576,044	$(123,956)	$576,044	$(123,956)
State and municipal securities	1,448,738	(17,291)	—	—	1,448,738	(17,291)
Mortgage-backed: residential	9,805,765	(92,080)	—	—	9,805,765	(92,080)

	$11,254,503	$(109,371)	$576,044	$(123,956)	$11,830,547	$(233,327)

Schedule of amortized cost and fair value by contractual maturity

	Amortized	Fair
	Cost	Value
Due in one year or less	$13,358,995	$13,468,827
Due after one year through five years	11,438,149	11,728,731
Due after five years through ten years	10,640,111	11,126,670
Due after ten years	19,226,794	19,873,196
Other securities	248,501	248,501
Mortgage-backed: residential	31,468,831	31,834,155

	$86,381,381	$88,280,080

LOANS (Tables)	12 Months Ended
Dec. 31, 2012
LOANS
Schedule of components of loans

	At December 31,
	2012	2011
Real estate loans:
One-to-four family	$112,350,393	$115,540,320
Multi-family	42,203,212	39,481,726
Commercial	138,766,873	128,656,804
Construction and land	30,143,957	44,192,020
	323,464,435	327,870,870

Commercial business	71,251,082	48,676,963

Consumer:
Home equity	12,062,108	19,139,850
Automobile and other	1,462,909	1,414,711
	13,525,017	20,554,561

Total gross loans	408,240,534	397,102,394
Undisbursed portion of construction loans	(7,376,713)	(1,725,311)
Deferred loan origination costs (fees), net	(50,610)	46,825
Allowance for loan losses	(5,944,585)	(7,789,262)

Loans, net	$394,868,626	$387,634,646

Summary of changes in loans to directors, executive officers, their immediate families and companies in which these individuals have a 10% or more beneficial ownership

	Year Ended
	December 31,
	2012	2011
Balance, beginning of year	$19,402,842	$10,347,217
Additions	1,748,927	9,753,434
Repayments	(13,023,026)	(695,809)
Change in status of borrower	—	(2,000)

Balance, end of year	$8,128,743	$19,402,842

Schedule of past-due loans

December 31, 2012

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$318,052	$577,608	$1,811,054	$2,706,714	$109,643,679	$112,350,393	$182,770
Multi-family	—	—	—	—	42,203,212	42,203,212	—
Commercial	638,330	—	535,402	1,173,732	137,593,141	138,766,873	—
Construction and land	—	—	375,418	375,418	29,768,539	30,143,957	—
	956,382	577,608	2,721,874	4,255,864	319,208,571	323,464,435	182,770

Commercial business	217,800	—	286,692	504,492	70,746,590	71,251,082	26,234

Consumer:
Home equity	48,383	34,980	49,090	132,453	11,929,655	12,062,108	—
Automobile and other	—	4,244	5,492	9,736	1,453,173	1,462,909	—
	48,383	39,224	54,582	142,189	13,382,828	13,525,017	—

Total	$1,222,565	$616,832	$3,063,148	$4,902,545	$403,337,989	$408,240,534	$209,004

December 31, 2011

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$679,214	$49,977	$946,915	$1,676,106	$113,864,214	$115,540,320	$404,984
Multi-family	—	—	235,837	235,837	39,245,889	39,481,726	—
Commercial	—	1,745,863	762,168	2,508,031	126,148,773	128,656,804	—
Construction and land	155,125	229,500	7,130,658	7,515,283	36,676,737	44,192,020	—
	834,339	2,025,340	9,075,578	11,935,257	315,935,613	327,870,870	404,984

Commercial business	202,874	126,674	193,697	523,245	48,153,718	48,676,963	—

Consumer:
Home equity	109,795	123,527	141,777	375,099	18,764,751	19,139,850	—
Automobile and other	—	—	—	—	1,414,711	1,414,711	—
	109,795	123,527	141,777	375,099	20,179,462	20,554,561	—

Total	$1,147,008	$2,275,541	$9,411,052	$12,833,601	$384,268,793	$397,102,394	$404,984

Schedule of non-accrual loans

	At December 31,
	2012	2011
Real estate loans:
One-to-four family	$2,087,073	$1,203,351
Multi-family	3,005,771	1,119,696
Commercial	3,466,342	762,168
Construction and land	2,456,419	7,690,156
	11,015,605	10,775,371

Commercial business	260,458	249,695

Consumer:
Home equity	185,531	141,777
Automobile and other	9,735	—
	195,266	141,777
Total non-accrual loans	$11,471,329	$11,166,843

Schedule of activity in the allowance for loan losses

Year ended December 31, 2012

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$777,470	$(263,026)	$1,565	$331,276	$847,285
Multi-family	779,680	—	34,312	144,311	958,303
Commercial	1,157,114	(576,046)	235,354	451,659	1,268,081
Construction and land	3,934,573	(2,123,047)	21,541	(420,065)	1,413,002
	6,648,837	(2,962,119)	292,772	507,181	4,486,671

Commercial business	969,669	(649,749)	18,225	957,969	1,296,114

Consumer
Home equity	133,234	(92,056)	—	110,447	151,625
Automobile and other	37,522	(2,297)	547	(25,597)	10,175
	170,756	(94,353)	547	84,850	161,800

Total	$7,789,262	$(3,706,221)	$311,544	$1,550,000	$5,944,585

Year ended December 31, 2011

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$1,161,865	$(421,102)	$37,211	(504)	$777,470
Multi-family	299,964	(227,662)	—	707,378	779,680
Commercial	1,043,023	(378,921)	7,740	485,272	1,157,114
Construction and land	2,151,810	(1,753,982)	71,474	3,465,271	3,934,573
	4,656,662	(2,781,667)	116,425	4,657,417	6,648,837

Commercial business	868,572	(482,744)	22,294	561,547	969,669

Consumer
Home equity	193,756	(105,441)	—	44,919	133,234
Automobile and other	9,405	—	—	28,117	37,522
	203,161	(105,441)	—	73,036	170,756

Total	$5,728,395	$(3,369,852)	$138,719	$5,292,000	$7,789,262

Schedule of allocation of the allowance for loan losses and the loan balances between loans evaluated both individually and collectively

December 31, 2012

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$210,336	$636,949	$847,285	$2,060,316	$110,290,077	$112,350,393
Multi-family	533,850	424,453	958,303	3,005,771	39,197,441	42,203,212
Commercial	34,812	1,233,269	1,268,081	3,237,893	135,528,980	138,766,873
Construction and land	—	1,413,002	1,413,002	2,456,419	27,687,538	30,143,957
	778,998	3,707,673	4,486,671	10,760,399	312,704,036	323,464,435

Commercial business	22,713	1,273,401	1,296,114	260,458	70,990,624	71,251,082

Consumer:
Home equity	28,117	123,508	151,625	185,531	11,876,577	12,062,108
Automobile and other	2,572	7,603	10,175	9,735	1,453,174	1,462,909
	30,689	131,111	161,800	195,266	13,329,751	13,525,017

Total	$832,400	$5,112,185	$5,944,585	$11,216,123	$397,024,411	$408,240,534

December 31, 2011

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$383,825	$393,645	$777,470	$2,531,092	$113,009,228	$115,540,320
Multi-family	356,260	423,420	779,680	3,640,570	35,841,156	39,481,726
Commercial	98,754	1,058,360	1,157,114	3,357,048	125,299,756	128,656,804
Construction and land	2,080,706	1,853,867	3,934,573	7,845,281	36,346,739	44,192,020
	2,919,545	3,729,292	6,648,837	17,373,991	310,496,879	327,870,870

Commercial business	161,786	807,883	969,669	1,563,746	47,113,217	48,676,963

Consumer:
Home equity	13,814	119,420	133,234	651,248	18,488,602	19,139,850
Automobile and other	—	37,522	37,522	—	1,414,711	1,414,711
	13,814	156,942	170,756	651,248	19,903,313	20,554,561

Total	$3,095,145	$4,694,117	$7,789,262	$19,588,985	$377,513,409	$397,102,394

Schedule of credit quality indicators

December 31, 2012

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$108,197,672	$1,882,095	$1,763,954	$506,672	$112,350,393
Multi-family	36,428,424	2,769,017	3,005,771	—	42,203,212
Commercial	121,242,335	11,221,414	6,303,124	—	138,766,873
Construction and land	26,808,635	120,699	2,839,205	375,418	30,143,957
	292,677,066	15,993,225	13,912,054	882,090	323,464,435

Commercial business	70,155,966	834,657	257,897	2,562	71,251,082

Consumer:
Home equity	11,840,875	35,703	185,530	—	12,062,108
Automobile and other	1,453,175	—	4,243	5,491	1,462,909
	13,294,050	35,703	189,773	5,491	13,525,017

Total	$376,127,082	$16,863,585	$14,359,724	$890,143	$408,240,534

December 31, 2011

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$111,752,817	$1,245,332	$2,126,651	$415,520	$115,540,320
Multi-family	35,841,156	—	3,640,570	—	39,481,726
Commercial	117,634,711	3,856,453	7,061,405	104,235	128,656,804
Construction and land	25,903,980	950,000	17,338,040	—	44,192,020
	291,132,664	6,051,785	30,166,666	519,755	327,870,870

Commercial business	44,805,581	474,961	3,396,421	—	48,676,963

Consumer:
Home equity	17,980,458	471,386	688,006	—	19,139,850
Automobile and other	1,411,319	—	3,392	—	1,414,711
	19,391,777	471,386	691,398	—	20,554,561

Total	$355,330,022	$6,998,132	$34,254,485	$519,755	$397,102,394

Schedule of impaired loans

	As of December 31, 2012			As of December 31, 2011
	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Real estate loans:
One-to-four family	$494,195	$494,195	$—	$799,309	$799,309	$—
Multi-family	367,883	215,963	—	387,757	235,837	—
Commercial	3,015,172	2,702,491	—	1,954,587	1,954,587	—
Construction and land	4,480,653	2,456,419	—	2,227,340	1,976,340	—
	8,357,903	5,869,068	—	5,368,993	4,966,073	—

Commercial business	2,562	2,562	—	270,304	270,304	—

Consumer:
Home equity	157,413	157,413	—	637,433	637,434	—
Subtotal	$8,517,878	$6,029,043	$—	$6,276,730	$5,873,811	$—

With an allowance recorded:
Real estate loans:
One-to-four family	$1,566,121	$1,566,121	$210,336	$1,731,783	$1,731,783	$383,825
Multi-family	2,789,808	2,789,808	533,849	3,404,733	3,404,733	356,260
Commercial	535,402	535,402	34,812	1,402,461	1,402,461	98,754
Construction and land	—	—	—	6,799,046	5,868,941	2,080,706
	4,891,331	4,891,331	778,997	13,338,023	12,407,918	2,919,545

Commercial business	257,896	257,896	22,713	1,293,442	1,293,442	161,786

Consumer:
Home equity	28,118	28,118	28,118	13,814	13,814	13,814
Automobile and other	9,735	9,735	2,572	—	—	—
	37,853	37,853	30,690	13,814	13,814	13,814
Subtotal	5,187,080	5,187,080	832,400	14,645,279	13,715,174	3,095,145
Total	$13,704,958	$11,216,123	$832,400	$20,922,009	$19,588,985	$3,095,145

	For the year ended December 31, 2012			For the year ended December 31, 2011
	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Real estate loans:
One-to-four family	$825,566	$8,634	$—	$1,556,530	$33,329	$5,193
Multi-family	180,524	—	—	2,190,031	88,194	3,995
Commercial	2,045,209	—	—	3,226,800	179,230	2,012
Construction and land	2,171,336	10,322	—	3,837,418	3,876	—
	5,222,635	18,956	—	10,810,779	304,629	11,200

Commercial business	142,047	925	—	460,871	13,465	—

Consumer:
Home equity	241,267	—	—	583,781	21,051	—
Automobile and other	688	—	—	—	—	—
	241,955	—	—	583,781	21,051	—
Subtotal	$5,606,637	$19,881	$—	$11,855,431	$339,145	$11,200

With an allowance recorded:
Real estate loans:
One-to-four family	$986,926	$604	$—	$1,114,300	$3,144	$—
Multi-family	3,201,616	27,971	—	1,790,613	19,853	—
Commercial	1,404,895	8,000	—	619,241	38,585	4,827
Construction and land	2,345,953	3,746	—	3,003,567	—	—
	7,939,390	40,321	—	6,527,721	61,582	4,827

Commercial business	593,375	1,132	—	642,990	24,732	—

Consumer:
Home equity	57,724	—	—	23,851	—	—
Automobile and other	3,032	—	—	2,368	—	—
	60,756	—	—	26,219	—	—
Subtotal	8,593,521	41,453	—	7,196,930	86,314	4,827
Total	$14,200,158	$61,334	$—	$19,052,361	$425,459	$16,027

Schedule of loans by class that were modified as troubled debt restructurings

Year ended December 31, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	4	$447,799	$444,508
Multi-family	1	449,055	215,963
Commercial	3	2,978,384	2,702,490
Construction and land	2	1,609,566	1,094,688

Total	10	$5,484,804	$4,457,649

Year ended December 31, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	2	$1,025,174	$1,025,174
Multi-family	2	5,894,771	5,894,771
Commercial	1	657,933	657,933
Construction and land	2	3,413,137	2,232,002
	7	10,991,015	9,809,880

Commercial Business	1	55,998	55,998

Consumer:
Home equity	2	338,737	338,737

Total	10	$11,385,750	$10,204,615

Schedule of troubled debt restructurings for which there was a payment default within twelve months following the modification
Year ended December 31, 2012

	Number of Contracts	Recorded Investment (as of period end)
Real estate loans:
One-to-four family	1	$303,503

Total	1	$303,503

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
Schedule of components of property and equipment

	December 31,
	2012	2011
Land	$1,808,958	$1,808,958
Buildings and improvements	9,075,751	8,685,469
Construction in process	—	21,270
Furniture and equipment	1,171,726	919,468
	12,056,435	11,435,165
Less accumulated depreciation	(1,898,506)	(1,347,011)

	$10,157,929	$10,088,154

MORTGAGE SERVICING RIGHTS (Tables)	12 Months Ended
Dec. 31, 2012
MORTGAGE SERVICING RIGHTS
Summary of activity pertaining to mortgage servicing rights along with the aggregate activity in related valuation allowances

	Year Ended
	December 31,
	2012	2011
Balance, beginning	$651,409	$601,325
Mortgage servicing rights capitalized	446,539	228,211
Mortgage servicing rights amortized	(257,579)	(138,900)
Provision for loss in fair value	(28,586)	(39,227)

Balance, ending	$811,783	$651,409

Valuation allowances:

Balance, beginning	$205,038	$165,811
Additions	28,586	39,227

Balance, ending	$233,624	$205,038

Schedule of estimated future amortization expense on mortgage servicing rights
Year Ending December 31,	Amount
2013	$152,517
2014	142,557
2015	111,143
2016	71,093
2017	65,854
Thereafter	268,619

$811,783

Core Deposit Intangible (Tables)	12 Months Ended
Dec. 31, 2012
CORE DEPOSIT INTANGIBLE
Schedule of gross carrying value and accumulated amortization of the core deposit intangible
	December 31,
	2012	2011
Core deposit intangible	$3,258,000	$3,258,000
Less accumulated amortization	(2,723,000)	(2,442,000)

	$535,000	$816,000

Schedule of estimated future amortization expense on core deposit intangible
Year Ending December 31,	Amount
2013	$264,000
2014	75,000
2015	58,000
2016	58,000
2017	58,000

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
DEPOSITS
Summary of deposits

	December 31,
	2012	2011
Noninterest-bearing	$60,330,245	$39,256,851
Interest-bearing transaction accounts	223,830,488	196,120,029
Savings	25,689,456	22,101,944
Time	150,523,857	157,279,459

	$460,374,046	$414,758,283

Summary of interest expense on deposits
	Year Ended
	December 31,
	2012	2011
Interest-bearing transaction accounts	$1,203,755	$1,816,588
Savings	115,143	153,271
Time	2,514,712	3,843,362

	$3,833,610	$5,813,221

Schedule of maturities of time deposit
Year Ending December 31,	Amount
2013	$86,690,819
2014	22,134,236
2015	14,537,730
2016	12,914,613
2017	14,182,058
Thereafter	64,401

$150,523,857

FEDERAL HOME LOAN BANK ADVANCES (Tables) (Federal Home Loan Bank Advances)	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances
Federal Home Loan Bank Advances
Schedule of contractual maturities of advances
Year Ending December 31,	Amount
2013	$7,999,000
2014	11,499,000
2015	1,495,000
2016	973,750
$21,966,750

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Tables)	12 Months Ended
Dec. 31, 2012
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
Summary of information concerning securities sold under agreements to repurchase

	2012	2011
Average daily balance during the year	$25,945,603	$22,823,940
Average interest rate during the year	0.06%	0.05%
Maximum month-end balance during the year	$34,494,579	$36,874,298
Weighted average interest rate at year-end	0.06%	0.00%

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of allocation of federal and state income taxes between current and deferred portions

	Year Ended
	December 31,
	2012	2011
Federal:
Current	$1,366,578	$859,716
Deferred	125,033	(607,705)
	1,491,611	252,011

State:
Current	484,310	301,650
Deferred	69,113	(118,579)
	553,423	183,071

	$2,045,034	$435,082

Schedule of the Company's income tax expense differed from the maximum statutory federal rate

	Year Ended
	December 31,
	2012	2011
Expected income taxes	$2,138,337	$815,538
Income tax effect of:
State taxes, net of federal income tax benefit	332,911	113,052
Tax exempt interest, net	(333,886)	(265,610)
Income taxed at lower rates	(61,095)	(23,301)
Other	(31,233)	(204,597)

	$2,045,034	$435,082

Schedule of tax effects of principal temporary differences

	December 31,
	2012	2011
Deferred tax assets:
Allowance for loan losses	$2,393,884	$3,109,480
Deferred compensation	176,433	218,716
Accrued expenses	—	61,219
Purchase accounting adjustments for:
Loans	49,988	60,616
Securities	162,889	195,896
Time deposits	—	1,198
Deferred fees and costs	—	18,388
OREO writedowns and expenses	316,132	—
Other	56,188	69,384
	3,155,514	3,734,897

Deferred tax liabilities:
Federal Home Loan Bank stock	(304,238)	(658,620)
Core deposit intangible	(215,445)	(325,748)
Mortgage servicing rights	(326,905)	(260,043)
Unrealized gain on securities available for sale	(702,588)	(759,011)
Purchase accounting adjustments for:
Premises and equipment	(301,426)	(305,223)
Federal Home Loan Bank advances	(13,390)	(22,355)
Premises and equipment	(107,979)	(82,631)
	(1,971,971)	(2,413,631)

Net deferred taxes	$1,183,543	$1,321,266

CAPITAL RATIOS (Tables)	12 Months Ended
Dec. 31, 2012
Capital Ratios
Schedule of actual capital amounts and ratios

			For Capital		To be Well Capitalized Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	2012
Tier I Capital to Adjusted Total Assets	$65,059,000	10.64%	$24,463,000	4.00%	N/A	N/A

Tier I Capital to Risk Weighted Assets	65,059,000	17.25%	15,082,000	4.00%	N/A	N/A

Total Capital to Risk Weighted Assets	72,572,000	19.25%	30,164,000	8.00%	N/A	N/A

	2011
Tier I Capital to Adjusted Total Assets	$63,570,000	11.59%	$22,509,000	4.00%	N/A	N/A

Tier I Capital to Risk Weighted Assets	63,570,000	17.17%	14,812,000	4.00%	N/A	N/A

Total Capital to Risk Weighted Assets	70,570,000	19.06%	29,624,000	8.00%	N/A	N/A

Bank
Capital Ratios
Schedule of actual capital amounts and ratios

			For Capital		To be Well Capitalized Under Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	2012
Tier I Capital to Adjusted Total Assets	$67,253,000	11.45%	$23,487,000	4.00%	$29,359,000	5.00%

Tier I Capital to Risk Weighted Assets	67,253,000	17.89%	15,039,000	4.00%	22,558,000	6.00%

Total Capital to Risk Weighted Assets	70,766,000	18.82%	30,077,000	8.00%	37,597,000	10.00%

	2011
Tier I Capital to Adjusted Total Assets	$62,025,000	11.33%	$21,906,000	4.00%	$27,382,000	5.00%

Tier I Capital to Risk Weighted Assets	62,025,000	16.80%	14,767,000	4.00%	22,150,000	6.00%

Total Capital to Risk Weighted Assets	65,033,000	17.62%	29,534,000	8.00%	36,917,000	10.00%

COMMITMENTS, CONTINGENCIES AND CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS, CONTINGENCIES AND CREDIT RISK
Summary of the notional or contractual amounts of financial instruments, primarily variable rate, with off-balance-sheet risk

				Range of Rates
	Variable Rate	Fixed Rate	Total	on Fixed Rate
	Commitments	Commitments	Commitments	Commitments
	2012
Commitments to extend credit	$15,111,371	$36,383,833	$51,495,204	1.00% - 18.00%
Standby letters of credit	50,000	649,356	699,356	4.50% - 9.25%

	2011
Commitments to extend credit	$34,303,938	$21,177,992	$55,481,930	3.00% - 18.00%
Standby letters of credit	1,481,605	2,583,942	4,065,547	3.50% - 9.25%

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Schedule of assets measured at fair value on a recurring basis segregated by fair value hierarchy level

	Fair Value Measurements at December 31, 2012 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$—	$19,793,502	$—	$19,793,502
State and municipal securities	—	36,403,923	—	36,403,923
Other securities	—	248,501	—	248,501
Mortgage-backed: residential	—	31,834,154	—	31,834,154
Total securities available for sale	$—	$88,280,080	$—	$88,280,080

	Fair Value Measurements at December 31, 2011 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$—	$31,743,989	$—	$31,743,989
Corporate bonds	—	1,838,324	—	1,838,324
State and municipal securities	—	26,376,118	—	26,376,118
Other securities	—	3,501	—	3,501
Mortgage-backed: residential	—	25,613,419	—	25,613,419
Total securities available for sale	$—	$85,575,351	$—	$85,575,351

Schedule of assets measured at fair value on a nonrecurring basis by fair value hierarchy level

	Fair Value Measurements at December 31, 2012 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total

Foreclosed assets:
Real estate:
Commercial	$—	$—	$755,000	$755,000
Construction and land	—	—	2,926,988	2,926,988

Total foreclosed assets	$—	$—	$3,681,988	$3,681,988

Impaired loans:
Real estate loans:
One-to-four family	$—	$—	$1,355,785	$1,355,785
Multi-family	—	—	2,255,959	2,255,959
Commercial	—	—	500,590	500,590
	—	—	4,112,334	4,112,334

Commercial business	—	—	235,183	235,183

Consumer:
Automobile and other	—	—	7,163	7,163
	—	—	7,163	7,163

Total impaired loans	$—	$—	$4,354,680	$4,354,680

	Fair Value Measurements at December 31, 2011 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total

Foreclosed assets:
Real estate:
One-to-four family	$—	$—	$224,060	$224,060
Commercial	—	—	755,000	755,000
Construction and land	—	—	407,193	407,193

Total foreclosed assets	$—	$—	$1,386,253	$1,386,253

Impaired loans:
Real estate loans:
One-to-four family	$—	$—	$1,347,958	$1,347,958
Multi-family	—	—	3,048,473	3,048,473
Commercial	—	—	1,303,707	1,303,707
Construction and land	—	—	3,788,235	3,788,235
	$—	$—	$9,488,373	$9,488,373

Commercial business	$—	$—	$1,131,656	$1,131,656

Total impaired loans	$—	$—	$10,620,029	$10,620,029

Schedule of quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis

	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average

Foreclosed assets:
Real estate:
Commercial	$755,000	Sales Comparison	Adjustment for difference between comparable sales	1% to 24%	10.5%
Construction and land	2,926,988	Sales Comparison	Adjustment for difference between comparable sales	-4% to 47%	19.3%

Impaired loans:
Real estate loans:
One-to-four family	$1,355,785	Sales Comparison	Adjustment for difference between comparable sales	-5% to 9%	5.7%
Multi-family	2,255,959	Sales Comparison	Adjustment for difference between comparable sales	1% to 18%	10.0%
Commercial	500,590	Sales Comparison	Adjustment for difference between comparable sales	5% to 17%	12.3%
Commercial business	235,183	Sales Comparison	Adjustment for difference between comparable sales	4% to 50%	22.8%
Automobile and other	7,163	Liquidation Value	Adjustment to reflect realizable value	0% to 50%	50.0%

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of estimated fair values of the company's financial instruments

		Fair Value Measurements at December 31, 2012 Using:
	Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Financial assets:
Cash and cash equivalents	$71,414,598	$71,414,598	$—	$—	$71,414,598
Interest-earning time deposits	1,749,744	—	1,749,744	—	1,749,744
Federal Home Loan Bank stock	2,887,763	—	—	—	N/A
Loans, net (excluding impaired loans at fair value)	390,513,946	—	—	398,541,271	398,541,271
Accrued interest receivable	1,592,307	—	445,151	1,147,156	1,592,307

Financial liabilities:
Non-interest bearing deposits	60,330,245	60,330,245	—	—	60,330,245
Interest-bearing deposits	400,043,801	249,519,944	151,235,158	—	400,755,102
Federal Home Loan Bank advances	21,966,750	—	22,222,771	—	22,222,771
Securities sold under agreement to repurchase	34,494,579	—	34,494,579	—	34,494,579
Subordinated debentures	4,000,000	—	4,000,000	—	4,000,000
Accrued interest payable	284,270	27,481	256,789	—	284,270

	December 31, 2011
	Carrying	Fair
	Amount	Value
Financial assets:
Cash and cash equivalents	$39,361,409	$39,361,409
Interest-earning time deposits	1,738,498	1,738,498
Federal Home Loan Bank stock	6,306,273	N/A
Loans, net (excluding impaired loans at fair value)	377,014,617	388,315,138
Accrued interest receivable	1,726,319	1,726,319

Financial liabilities:
Non-interest bearing deposits	39,256,851	39,256,851
Interest-bearing deposits	375,501,432	376,697,157
Federal Home Loan Bank advances	26,944,000	27,208,915
Securities sold under agreement to repurchase	36,874,298	36,874,298
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	417,828	417,828

CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
Schedule of balance sheets

BALANCE SHEETS

December 31, 2012 and 2011

	2012	2011
Assets
Cash and cash equivalents	$823,324	$4,497,942
Loans, net	247,971	262,109
Investment in common stock of subsidiary	80,450,227	76,169,460
Other assets	832,501	860,891

Total assets	$82,354,023	$81,790,402

Liabilities and Stockholders’ Equity
Subordinated debentures	$4,000,000	$4,000,000
Accrued interest payable	7,950	7,802
Other liabilities	89,670	68,475
Total liabilities	4,097,620	4,076,277

Stockholders’ Equity
Common stock	748,132	772,776
Additional paid-in-capital	59,660,244	61,230,512
Retained earnings	16,651,916	14,418,656
Accumulated other comprehensive income	1,196,111	1,292,181
	78,256,403	77,714,125

Total liabilities and stockholders’ equity	$82,354,023	$81,790,402

Schedule of condensed statements of operations and comprehensive income

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

Years ended December 31, 2012 and 2011

	2012	2011
Interest income	$14,245	$38,108
Interest expense	(97,914)	(116,115)
Other income	—	4
Other expenses	(420,211)	(393,932)

Loss before income tax benefit and equity in undistributed net income of subsidiary	(503,880)	(471,935)

Income tax benefit	191,544	179,600

Loss before equity in undistributed net income of subsidiary	(312,336)	(292,335)

Equity in undistributed net income of subsidiary	4,376,837	2,187,363

Net income	$4,064,501	$1,895,028

Comprehensive income	$3,968,431	$2,572,435

Schedule of condensed statements of cash flows

CONDENSED STATEMENTS OF CASH FLOWS

Years ended December 31, 2012 and 2011

	2012	2011
Cash Flows from Operating Activities
Net income	$4,064,501	$1,895,028
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed net income of subsidiary	(4,376,837)	(2,187,363)
Premiums and discounts on subordinated debentures	—	25,728
Decrease (increase) in other assets	28,390	(315,747)
Increase in accrued interest payable	148	440
Increase (decrease) in other liabilities	21,195	(23,137)
Net cash (used in) operating activities	(262,603)	(605,051)

Cash Flows from Investing Activities
Purchases of available for sale securities	(2,999,983)	(5,499,999)
Proceeds from calls and maturities of available for sale securities	2,999,983	5,499,999
Loan payments	14,138	10,881
Net cash provided by investing activities	14,138	10,881

Cash Flows from Financing Activities
Repayment of ESOP loan	—	41,237
Repurchase of common stock	(1,594,912)	(398,316)
Dividends	(1,831,241)	(1,860,431)
Net cash used in financing activities	(3,426,153)	(2,217,510)

Net decrease in cash and cash equivalents	(3,674,618)	(2,811,680)

Cash and cash equivalents:
Beginning of year	4,497,942	7,309,622

End of year	$823,324	$4,497,942

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Principles of Consolidation:
Number of wholly-owned entities	2
Cash Equivalents:
Reserve balances in cash or on deposit with the Federal Reserve Bank	$ 3,062,000	$ 2,864,000
Interest-Earning Time Deposits:
Interest-earning time deposits	1,749,744	1,738,498
Federal Home Loan Bank Stock:
Federal Home Loan Bank of Chicago (FHLB) stock	$ 2,887,763	$ 6,306,273

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Loans:
Past due period, after which loan is classified as nonaccrual	90 days
Threshold amount of loans categorized as special mention evaluated for impairment	$ 250,000
Period of summarized data utilized in analysis of historical loss data	3 years
Period of look-back at gross charge-offs in analysis of historical loss data	3 years
Weightage for the most recent year in historical loss data analysis (as a percent)	60.00%
Weightage for the prior year in historical loss data analysis (as a percent)	30.00%
Weightage for the third year in historical loss data analysis (as a percent)	10.00%
Real estate loans | One-to-four family | Maximum
Loans:
Percentage of the property's appraised value up to which the entity may lend	80.00%
Percentage of the property's appraised value up to which the entity may lend if borrower obtains private mortgage insurance	100.00%
Real estate loans | Multi-family
Loans:
Period one after which interest rate is adjustable	1 year
Period two after which interest rate is adjustable	3 years
Period three after which interest rate is adjustable	5 years
Real estate loans | Multi-family | Minimum
Loans:
Number of units of apartment buildings and rental properties by which loans are secured	5
Loan amount threshold for independent appraisal	250,000
Real estate loans | Multi-family | Maximum
Loans:
Percentage of the property's appraised value up to which the entity may lend	80.00%
Real estate loans | Commercial
Loans:
Balloon term	5 years
Real estate loans | Commercial | Minimum
Loans:
Loan amount threshold for independent appraisal	$ 250,000
Amortization period	15 years
Real estate loans | Commercial | Maximum
Loans:
Percentage of the property's appraised value up to which the entity may lend	75.00%
Amortization period	20 years
Real estate loans | Construction | Maximum
Loans:
Percentage of the property's appraised value up to which the entity may lend	80.00%
Percentage of the property's appraised value up to which the entity may lend if borrower obtains private mortgage insurance	100.00%
Construction phase period	6 months
Commercial business | Maximum
Loans:
Balloon term	5 years
Consumer
Loans:
Past due loans, period of charge off	180 days
Consumer | Home equity | Maximum
Loans:
Percentage of the property's appraised value up to which the entity may lend	90.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Buildings and improvements | Minimum
Property and Equipment:
Estimated useful lives	2 years
Buildings and improvements | Maximum
Property and Equipment:
Estimated useful lives	50 years
Furniture and equipment | Minimum
Property and Equipment:
Estimated useful lives	2 years
Furniture and equipment | Maximum
Property and Equipment:
Estimated useful lives	10 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (Core deposit intangible)	12 Months Ended
Dec. 31, 2012
2006 acquisitions
Core Deposit Intangible:
Amortization period	7 years 7 months 6 days
2008 acquisitions
Core Deposit Intangible:
Amortization period	9 years 8 months 12 days

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Earnings Per Common Share:
Net income (in dollars)	$ 4,064,501	$ 1,895,028
Basic potential common shares:
Weighted average shares outstanding	7,632,662	7,858,511
Weighted average unallocated Employee Stock Ownership Plan shares		(105,924)
Basic weighted average shares outstanding	7,632,662	7,752,587
Diluted weighted average shares outstanding	7,632,662	7,752,587
Basic and diluted earnings per share (in dollars per share)	$ 0.53	$ 0.24
Operating Segments:
Number of operating segments	1
Number of reportable segments	1

SECURITIES AVAILABLE FOR SALE (Details) (USD $)	Dec. 31, 2012 item	Dec. 31, 2011
Securities available for sale
Amortized Cost	$ 86,381,381	$ 83,524,159
Gross Unrealized Gains	2,016,034	2,284,519
Gross Unrealized (Losses)	(117,335)	(233,327)
Fair Value	88,280,080	85,575,351
Unrealized losses and fair value
Less than 12 Months, Fair Value	22,271,625	11,254,503
Less than 12 Months, Unrealized Losses	(113,101)	(109,371)
12 Months or More, Fair Value	329,715	576,044
12 Months or More, Unrealized Losses	(4,234)	(123,956)
Total Fair Value	22,601,340	11,830,547
Total Unrealized Losses	(117,335)	(233,327)
Number of securities in an unrealized loss position	23
Percentage by which debt securities with unrealized losses are depreciated from their amortized cost basis	0.52%
U.S. government agency obligations
Securities available for sale
Amortized Cost	19,596,009	31,226,753
Gross Unrealized Gains	212,845	517,236
Gross Unrealized (Losses)	(15,352)
Fair Value	19,793,502	31,743,989
Unrealized losses and fair value
Less than 12 Months, Fair Value	1,490,123
Less than 12 Months, Unrealized Losses	(15,352)
Total Fair Value	1,490,123
Total Unrealized Losses	(15,352)
Number of securities in an unrealized loss position	1
Corporate bonds
Securities available for sale
Amortized Cost		1,949,836
Gross Unrealized Gains		12,444
Gross Unrealized (Losses)		(123,956)
Fair Value		1,838,324
Unrealized losses and fair value
12 Months or More, Fair Value		576,044
12 Months or More, Unrealized Losses		(123,956)
Total Fair Value		576,044
Total Unrealized Losses		(123,956)
State and municipal securities
Securities available for sale
Amortized Cost	35,068,040	25,063,842
Gross Unrealized Gains	1,375,995	1,329,567
Gross Unrealized (Losses)	(40,112)	(17,291)
Fair Value	36,403,923	26,376,118
Unrealized losses and fair value
Less than 12 Months, Fair Value	6,952,889	1,448,738
Less than 12 Months, Unrealized Losses	(40,112)	(17,291)
Total Fair Value	6,952,889	1,448,738
Total Unrealized Losses	(40,112)	(17,291)
Number of securities in an unrealized loss position	12
Other securities
Securities available for sale
Amortized Cost	248,501	3,501
Fair Value	248,501	3,501
Certificate of deposit
Securities available for sale
Amortized Cost	245,000
Fair Value	245,000
Mortgage-backed: residential
Securities available for sale
Amortized Cost	31,468,831	25,280,227
Gross Unrealized Gains	427,194	425,272
Gross Unrealized (Losses)	(61,871)	(92,080)
Fair Value	31,834,154	25,613,419
Unrealized losses and fair value
Less than 12 Months, Fair Value	13,828,613	9,805,765
Less than 12 Months, Unrealized Losses	(57,637)	(92,080)
12 Months or More, Fair Value	329,715
12 Months or More, Unrealized Losses	(4,234)
Total Fair Value	14,158,328	9,805,765
Total Unrealized Losses	$ (61,871)	$ (92,080)
Number of securities in an unrealized loss position	10
Number of securities in an unrealized loss position for more than twelve months	1
Percentage of unrealized loss position	1.00%

SECURITIES AVAILABLE FOR SALE (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost
Due in one year or less	$ 13,358,995
Due after one year through five years	11,438,149
Due after five years through ten years	10,640,111
Due after ten years	19,226,794
Available for Sale, Amortized Cost	86,381,381
Fair Value
Due in one year or less	13,468,827
Due after one year through five years	11,728,731
Due after five years through ten years	11,126,670
Due after ten years	19,873,196
Fair Value	88,280,080	85,575,351
Other information
Carrying amount of securities pledged to secure deposits	77,431,000	78,425,000
Maximum percentage of holdings of securities of any one issuer, other than the U.S. Government and its agencies	10.00%
Proceeds from securities sold	5,283,819	7,816,152
Gross realized gains	167,978	455,048
Gross realized losses		128
Tax related to net realized gains and losses	56,273	161,497
Other securities
Amortized Cost
Securities without a single maturity date	248,501
Fair Value
Securities without a single maturity date	248,501
Fair Value	248,501	3,501
Mortgage-backed: residential
Amortized Cost
Securities without a single maturity date	31,468,831
Fair Value
Securities without a single maturity date	31,834,155
Fair Value	$ 31,834,154	$ 25,613,419

LOANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans
Total gross loans, amount	$ 408,240,534	$ 397,102,394
Undisbursed portion of construction loans	(7,376,713)	(1,725,311)
Deferred loan origination costs (fees), net	(50,610)	46,825
Allowance for loan losses	(5,944,585)	(7,789,262)	(5,728,395)
Loans, net	394,868,626	387,634,646
Changes in loans to directors, executive officers, their immediate families and companies in which these individuals have a 10% or more beneficial ownership
Balance, beginning of year	19,402,842	10,347,217
Additions	1,748,927	9,753,434
Repayments	(13,023,026)	(695,809)
Change in status of borrower		(2,000)
Balance, end of year	8,128,743	19,402,842
Minimum
Loan to related parties
Beneficial ownership percentage qualifying as related party	10.00%
One-to-four family
Changes in loans to directors, executive officers, their immediate families and companies in which these individuals have a 10% or more beneficial ownership
Loan to value ratio occasionally exceeded for loans secured by single-family dwellings (as a percent)	90.00%
Construction and land
Loans
Undisbursed portion of construction loans	(7,376,713)	(1,725,311)
Real estate loans
Loans
Total gross loans, amount	323,464,435	327,870,870
Allowance for loan losses	(4,486,671)	(6,648,837)	(4,656,662)
Real estate loans | One-to-four family
Loans
Total gross loans, amount	112,350,393	115,540,320
Allowance for loan losses	(847,285)	(777,470)	(1,161,865)
Real estate loans | Multi-family
Loans
Total gross loans, amount	42,203,212	39,481,726
Allowance for loan losses	(958,303)	(779,680)	(299,964)
Real estate loans | Commercial
Loans
Total gross loans, amount	138,766,873	128,656,804
Allowance for loan losses	(1,268,081)	(1,157,114)	(1,043,023)
Real estate loans | Construction and land
Loans
Total gross loans, amount	30,143,957	44,192,020
Allowance for loan losses	(1,413,002)	(3,934,573)	(2,151,810)
Commercial business
Loans
Total gross loans, amount	71,251,082	48,676,963
Allowance for loan losses	(1,296,114)	(969,669)	(868,572)
Consumer
Loans
Total gross loans, amount	13,525,017	20,554,561
Allowance for loan losses	(161,800)	(170,756)	(203,161)
Consumer | Home equity
Loans
Total gross loans, amount	12,062,108	19,139,850
Allowance for loan losses	(151,625)	(133,234)	(193,756)
Consumer | Automobile and other
Loans
Total gross loans, amount	1,462,909	1,414,711
Allowance for loan losses	$ (10,175)	$ (37,522)	$ (9,405)

LOANS (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Past-due loans
Undistributed commitments	$ 7,376,713	$ 1,725,311
Loans 30-59 Days Past Due	1,222,565	1,147,008
Loans 60-89 Days Past Due	616,832	2,275,541
Loans 90 or More Days Past Due	3,063,148	9,411,052
Total Past Due Loans	4,902,545	12,833,601
Current Loans	403,337,989	384,268,793
Total	408,240,534	397,102,394
Accruing Loans 90 or More Days Past Due	209,004	404,984
Non-accrual loans	11,471,329	11,166,843
Construction and land
Past-due loans
Undistributed commitments	7,376,713	1,725,311
Real estate loans
Past-due loans
Loans 30-59 Days Past Due	956,382	834,339
Loans 60-89 Days Past Due	577,608	2,025,340
Loans 90 or More Days Past Due	2,721,874	9,075,578
Total Past Due Loans	4,255,864	11,935,257
Current Loans	319,208,571	315,935,613
Total	323,464,435	327,870,870
Accruing Loans 90 or More Days Past Due	182,770	404,984
Non-accrual loans	11,015,605	10,775,371
Real estate loans | One-to-four family
Past-due loans
Loans 30-59 Days Past Due	318,052	679,214
Loans 60-89 Days Past Due	577,608	49,977
Loans 90 or More Days Past Due	1,811,054	946,915
Total Past Due Loans	2,706,714	1,676,106
Current Loans	109,643,679	113,864,214
Total	112,350,393	115,540,320
Accruing Loans 90 or More Days Past Due	182,770	404,984
Non-accrual loans	2,087,073	1,203,351
Real estate loans | Multi-family
Past-due loans
Loans 90 or More Days Past Due		235,837
Total Past Due Loans		235,837
Current Loans	42,203,212	39,245,889
Total	42,203,212	39,481,726
Non-accrual loans	3,005,771	1,119,696
Real estate loans | Commercial
Past-due loans
Loans 30-59 Days Past Due	638,330
Loans 60-89 Days Past Due		1,745,863
Loans 90 or More Days Past Due	535,402	762,168
Total Past Due Loans	1,173,732	2,508,031
Current Loans	137,593,141	126,148,773
Total	138,766,873	128,656,804
Non-accrual loans	3,466,342	762,168
Real estate loans | Construction and land
Past-due loans
Loans 30-59 Days Past Due		155,125
Loans 60-89 Days Past Due		229,500
Loans 90 or More Days Past Due	375,418	7,130,658
Total Past Due Loans	375,418	7,515,283
Current Loans	29,768,539	36,676,737
Total	30,143,957	44,192,020
Non-accrual loans	2,456,419	7,690,156
Commercial business
Past-due loans
Loans 30-59 Days Past Due	217,800	202,874
Loans 60-89 Days Past Due		126,674
Loans 90 or More Days Past Due	286,692	193,697
Total Past Due Loans	504,492	523,245
Current Loans	70,746,590	48,153,718
Total	71,251,082	48,676,963
Accruing Loans 90 or More Days Past Due	26,234
Non-accrual loans	260,458	249,695
Consumer
Past-due loans
Loans 30-59 Days Past Due	48,383	109,795
Loans 60-89 Days Past Due	39,224	123,527
Loans 90 or More Days Past Due	54,582	141,777
Total Past Due Loans	142,189	375,099
Current Loans	13,382,828	20,179,462
Total	13,525,017	20,554,561
Non-accrual loans	195,266	141,777
Consumer | Home equity
Past-due loans
Loans 30-59 Days Past Due	48,383	109,795
Loans 60-89 Days Past Due	34,980	123,527
Loans 90 or More Days Past Due	49,090	141,777
Total Past Due Loans	132,453	375,099
Current Loans	11,929,655	18,764,751
Total	12,062,108	19,139,850
Non-accrual loans	185,531	141,777
Consumer | Automobile and other
Past-due loans
Loans 60-89 Days Past Due	4,244
Loans 90 or More Days Past Due	5,492
Total Past Due Loans	9,736
Current Loans	1,453,173	1,414,711
Total	1,462,909	1,414,711
Non-accrual loans	$ 9,735

LOANS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in allowance for loan losses
Beginning Balance	$ 7,789,262	$ 5,728,395
Charge-offs	(3,706,221)	(3,369,852)
Recoveries	311,544	138,719
Provision	1,550,000	5,292,000
Ending Balance	5,944,585	7,789,262
Period-end allowance allocated to loans:
Individually evaluated for impairment	832,400	3,095,145
Collectively evaluated for impairment	5,112,185	4,694,117
Ending Balance	5,944,585	7,789,262
Loans evaluated for impairment:
Individually	11,216,123	19,588,985
Collectively	397,024,411	377,513,409
Total	408,240,534	397,102,394
Real estate loans
Changes in allowance for loan losses
Beginning Balance	6,648,837	4,656,662
Charge-offs	(2,962,119)	(2,781,667)
Recoveries	292,772	116,425
Provision	507,181	4,657,417
Ending Balance	4,486,671	6,648,837
Period-end allowance allocated to loans:
Individually evaluated for impairment	778,998	2,919,545
Collectively evaluated for impairment	3,707,673	3,729,292
Ending Balance	4,486,671	6,648,837
Loans evaluated for impairment:
Individually	10,760,399	17,373,991
Collectively	312,704,036	310,496,879
Total	323,464,435	327,870,870
Real estate loans | One-to-four family
Changes in allowance for loan losses
Beginning Balance	777,470	1,161,865
Charge-offs	(263,026)	(421,102)
Recoveries	1,565	37,211
Provision	331,276	(504)
Ending Balance	847,285	777,470
Period-end allowance allocated to loans:
Individually evaluated for impairment	210,336	383,825
Collectively evaluated for impairment	636,949	393,645
Ending Balance	847,285	777,470
Loans evaluated for impairment:
Individually	2,060,316	2,531,092
Collectively	110,290,077	113,009,228
Total	112,350,393	115,540,320
Real estate loans | Multi-family
Changes in allowance for loan losses
Beginning Balance	779,680	299,964
Charge-offs		(227,662)
Recoveries	34,312
Provision	144,311	707,378
Ending Balance	958,303	779,680
Period-end allowance allocated to loans:
Individually evaluated for impairment	533,850	356,260
Collectively evaluated for impairment	424,453	423,420
Ending Balance	958,303	779,680
Loans evaluated for impairment:
Individually	3,005,771	3,640,570
Collectively	39,197,441	35,841,156
Total	42,203,212	39,481,726
Real estate loans | Commercial
Changes in allowance for loan losses
Beginning Balance	1,157,114	1,043,023
Charge-offs	(576,046)	(378,921)
Recoveries	235,354	7,740
Provision	451,659	485,272
Ending Balance	1,268,081	1,157,114
Period-end allowance allocated to loans:
Individually evaluated for impairment	34,812	98,754
Collectively evaluated for impairment	1,233,269	1,058,360
Ending Balance	1,268,081	1,157,114
Loans evaluated for impairment:
Individually	3,237,893	3,357,048
Collectively	135,528,980	125,299,756
Total	138,766,873	128,656,804
Real estate loans | Construction and land
Changes in allowance for loan losses
Beginning Balance	3,934,573	2,151,810
Charge-offs	(2,123,047)	(1,753,982)
Recoveries	21,541	71,474
Provision	(420,065)	3,465,271
Ending Balance	1,413,002	3,934,573
Period-end allowance allocated to loans:
Individually evaluated for impairment		2,080,706
Collectively evaluated for impairment	1,413,002	1,853,867
Ending Balance	1,413,002	3,934,573
Loans evaluated for impairment:
Individually	2,456,419	7,845,281
Collectively	27,687,538	36,346,739
Total	30,143,957	44,192,020
Commercial business
Changes in allowance for loan losses
Beginning Balance	969,669	868,572
Charge-offs	(649,749)	(482,744)
Recoveries	18,225	22,294
Provision	957,969	561,547
Ending Balance	1,296,114	969,669
Period-end allowance allocated to loans:
Individually evaluated for impairment	22,713	161,786
Collectively evaluated for impairment	1,273,401	807,883
Ending Balance	1,296,114	969,669
Loans evaluated for impairment:
Individually	260,458	1,563,746
Collectively	70,990,624	47,113,217
Total	71,251,082	48,676,963
Consumer
Changes in allowance for loan losses
Beginning Balance	170,756	203,161
Charge-offs	(94,353)	(105,441)
Recoveries	547
Provision	84,850	73,036
Ending Balance	161,800	170,756
Period-end allowance allocated to loans:
Individually evaluated for impairment	30,689	13,814
Collectively evaluated for impairment	131,111	156,942
Ending Balance	161,800	170,756
Loans evaluated for impairment:
Individually	195,266	651,248
Collectively	13,329,751	19,903,313
Total	13,525,017	20,554,561
Consumer | Home equity
Changes in allowance for loan losses
Beginning Balance	133,234	193,756
Charge-offs	(92,056)	(105,441)
Provision	110,447	44,919
Ending Balance	151,625	133,234
Period-end allowance allocated to loans:
Individually evaluated for impairment	28,117	13,814
Collectively evaluated for impairment	123,508	119,420
Ending Balance	151,625	133,234
Loans evaluated for impairment:
Individually	185,531	651,248
Collectively	11,876,577	18,488,602
Total	12,062,108	19,139,850
Consumer | Automobile and other
Changes in allowance for loan losses
Beginning Balance	37,522	9,405
Charge-offs	(2,297)
Recoveries	547
Provision	(25,597)	28,117
Ending Balance	10,175	37,522
Period-end allowance allocated to loans:
Individually evaluated for impairment	2,572
Collectively evaluated for impairment	7,603	37,522
Ending Balance	10,175	37,522
Loans evaluated for impairment:
Individually	9,735
Collectively	1,453,174	1,414,711
Total	$ 1,462,909	$ 1,414,711

LOANS (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Credit quality indicators
Total loans	$ 408,240,534	$ 397,102,394
Pass
Credit quality indicators
Total loans	376,127,082	355,330,022
Special Mention
Credit quality indicators
Total loans	16,863,585	6,998,132
Substandard
Credit quality indicators
Total loans	14,359,724	34,254,485
Doubtful
Credit quality indicators
Total loans	890,143	519,755
Real estate loans
Credit quality indicators
Total loans	323,464,435	327,870,870
Real estate loans | Pass
Credit quality indicators
Total loans	292,677,066	291,132,664
Real estate loans | Special Mention
Credit quality indicators
Total loans	15,993,225	6,051,785
Real estate loans | Substandard
Credit quality indicators
Total loans	13,912,054	30,166,666
Real estate loans | Doubtful
Credit quality indicators
Total loans	882,090	519,755
Real estate loans | One-to-four family
Credit quality indicators
Total loans	112,350,393	115,540,320
Real estate loans | One-to-four family | Pass
Credit quality indicators
Total loans	108,197,672	111,752,817
Real estate loans | One-to-four family | Special Mention
Credit quality indicators
Total loans	1,882,095	1,245,332
Real estate loans | One-to-four family | Substandard
Credit quality indicators
Total loans	1,763,954	2,126,651
Real estate loans | One-to-four family | Doubtful
Credit quality indicators
Total loans	506,672	415,520
Real estate loans | Multi-family
Credit quality indicators
Total loans	42,203,212	39,481,726
Real estate loans | Multi-family | Pass
Credit quality indicators
Total loans	36,428,424	35,841,156
Real estate loans | Multi-family | Special Mention
Credit quality indicators
Total loans	2,769,017
Real estate loans | Multi-family | Substandard
Credit quality indicators
Total loans	3,005,771	3,640,570
Real estate loans | Commercial
Credit quality indicators
Total loans	138,766,873	128,656,804
Real estate loans | Commercial | Pass
Credit quality indicators
Total loans	121,242,335	117,634,711
Real estate loans | Commercial | Special Mention
Credit quality indicators
Total loans	11,221,414	3,856,453
Real estate loans | Commercial | Substandard
Credit quality indicators
Total loans	6,303,124	7,061,405
Real estate loans | Commercial | Doubtful
Credit quality indicators
Total loans		104,235
Real estate loans | Construction and land
Credit quality indicators
Total loans	30,143,957	44,192,020
Real estate loans | Construction and land | Pass
Credit quality indicators
Total loans	26,808,635	25,903,980
Real estate loans | Construction and land | Special Mention
Credit quality indicators
Total loans	120,699	950,000
Real estate loans | Construction and land | Substandard
Credit quality indicators
Total loans	2,839,205	17,338,040
Real estate loans | Construction and land | Doubtful
Credit quality indicators
Total loans	375,418
Commercial business
Credit quality indicators
Total loans	71,251,082	48,676,963
Commercial business | Pass
Credit quality indicators
Total loans	70,155,966	44,805,581
Commercial business | Special Mention
Credit quality indicators
Total loans	834,657	474,961
Commercial business | Substandard
Credit quality indicators
Total loans	257,897	3,396,421
Commercial business | Doubtful
Credit quality indicators
Total loans	2,562
Consumer
Credit quality indicators
Total loans	13,525,017	20,554,561
Consumer | Pass
Credit quality indicators
Total loans	13,294,050	19,391,777
Consumer | Special Mention
Credit quality indicators
Total loans	35,703	471,386
Consumer | Substandard
Credit quality indicators
Total loans	189,773	691,398
Consumer | Doubtful
Credit quality indicators
Total loans	5,491
Consumer | Home equity
Credit quality indicators
Total loans	12,062,108	19,139,850
Consumer | Home equity | Pass
Credit quality indicators
Total loans	11,840,875	17,980,458
Consumer | Home equity | Special Mention
Credit quality indicators
Total loans	35,703	471,386
Consumer | Home equity | Substandard
Credit quality indicators
Total loans	185,530	688,006
Consumer | Automobile and other
Credit quality indicators
Total loans	1,462,909	1,414,711
Consumer | Automobile and other | Pass
Credit quality indicators
Total loans	1,453,175	1,411,319
Consumer | Automobile and other | Substandard
Credit quality indicators
Total loans	4,243	3,392
Consumer | Automobile and other | Doubtful
Credit quality indicators
Total loans	$ 5,491

LOANS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unpaid Contractual Principal Balance
With no related allowance recorded	$ 8,517,878	$ 6,276,730
With an allowance recorded	5,187,080	14,645,279
Total	13,704,958	20,922,009
Recorded Investment
With no related allowance recorded	6,029,043	5,873,811
With an allowance recorded	5,187,080	13,715,174
Total	11,216,123	19,588,985
Allowance for Loan Losses Allocated
With an allowance recorded	832,400	3,095,145
Average Recorded Investment
With no related allowance recorded	5,606,637	11,855,431
With an allowance recorded	8,593,521	7,196,930
Total	14,200,158	19,052,361
Interest Income Recognized
With no related allowance recorded	19,881	339,145
With an allowance recorded	41,453	86,314
Total	61,334	425,459
Cash Basis Interest Recognized
With no related allowance recorded		11,200
With an allowance recorded		4,827
Total		16,027
Real estate loans
Unpaid Contractual Principal Balance
With no related allowance recorded	8,357,903	5,368,993
With an allowance recorded	4,891,331	13,338,023
Recorded Investment
With no related allowance recorded	5,869,068	4,966,073
With an allowance recorded	4,891,331	12,407,918
Allowance for Loan Losses Allocated
With an allowance recorded	778,997	2,919,545
Average Recorded Investment
With no related allowance recorded	5,222,635	10,810,779
With an allowance recorded	7,939,390	6,527,721
Interest Income Recognized
With no related allowance recorded	18,956	304,629
With an allowance recorded	40,321	61,582
Cash Basis Interest Recognized
With no related allowance recorded		11,200
With an allowance recorded		4,827
Real estate loans | One-to-four family
Unpaid Contractual Principal Balance
With no related allowance recorded	494,195	799,309
With an allowance recorded	1,566,121	1,731,783
Recorded Investment
With no related allowance recorded	494,195	799,309
With an allowance recorded	1,566,121	1,731,783
Allowance for Loan Losses Allocated
With an allowance recorded	210,336	383,825
Average Recorded Investment
With no related allowance recorded	825,566	1,556,530
With an allowance recorded	986,926	1,114,300
Interest Income Recognized
With no related allowance recorded	8,634	33,329
With an allowance recorded	604	3,144
Cash Basis Interest Recognized
With no related allowance recorded		5,193
Real estate loans | Multi-family
Unpaid Contractual Principal Balance
With no related allowance recorded	367,883	387,757
With an allowance recorded	2,789,808	3,404,733
Recorded Investment
With no related allowance recorded	215,963	235,837
With an allowance recorded	2,789,808	3,404,733
Allowance for Loan Losses Allocated
With an allowance recorded	533,849	356,260
Average Recorded Investment
With no related allowance recorded	180,524	2,190,031
With an allowance recorded	3,201,616	1,790,613
Interest Income Recognized
With no related allowance recorded		88,194
With an allowance recorded	27,971	19,853
Cash Basis Interest Recognized
With no related allowance recorded		3,995
Real estate loans | Commercial
Unpaid Contractual Principal Balance
With no related allowance recorded	3,015,172	1,954,587
With an allowance recorded	535,402	1,402,461
Recorded Investment
With no related allowance recorded	2,702,491	1,954,587
With an allowance recorded	535,402	1,402,461
Allowance for Loan Losses Allocated
With an allowance recorded	34,812	98,754
Average Recorded Investment
With no related allowance recorded	2,045,209	3,226,800
With an allowance recorded	1,404,895	619,241
Interest Income Recognized
With no related allowance recorded		179,230
With an allowance recorded	8,000	38,585
Cash Basis Interest Recognized
With no related allowance recorded		2,012
With an allowance recorded		4,827
Real estate loans | Construction and land
Unpaid Contractual Principal Balance
With no related allowance recorded	4,480,653	2,227,340
With an allowance recorded		6,799,046
Recorded Investment
With no related allowance recorded	2,456,419	1,976,340
With an allowance recorded		5,868,941
Allowance for Loan Losses Allocated
With an allowance recorded		2,080,706
Average Recorded Investment
With no related allowance recorded	2,171,336	3,837,418
With an allowance recorded	2,345,953	3,003,567
Interest Income Recognized
With no related allowance recorded	10,322	3,876
With an allowance recorded	3,746
Commercial business
Unpaid Contractual Principal Balance
With no related allowance recorded	2,562	270,304
With an allowance recorded	257,896	1,293,442
Recorded Investment
With no related allowance recorded	2,562	270,304
With an allowance recorded	257,896	1,293,442
Allowance for Loan Losses Allocated
With an allowance recorded	22,713	161,786
Average Recorded Investment
With no related allowance recorded	142,047	460,871
With an allowance recorded	593,375	642,990
Interest Income Recognized
With no related allowance recorded	925	13,465
With an allowance recorded	1,132	24,732
Consumer
Unpaid Contractual Principal Balance
With an allowance recorded	37,853	13,814
Recorded Investment
With an allowance recorded	37,853	13,814
Allowance for Loan Losses Allocated
With an allowance recorded	30,690	13,814
Average Recorded Investment
With no related allowance recorded	241,955	583,781
With an allowance recorded	60,756	26,219
Interest Income Recognized
With no related allowance recorded		21,051
Consumer | Home equity
Unpaid Contractual Principal Balance
With no related allowance recorded	157,413	637,433
With an allowance recorded	28,118	13,814
Recorded Investment
With no related allowance recorded	157,413	637,434
With an allowance recorded	28,118	13,814
Allowance for Loan Losses Allocated
With an allowance recorded	28,118	13,814
Average Recorded Investment
With no related allowance recorded	241,267	583,781
With an allowance recorded	57,724	23,851
Interest Income Recognized
With no related allowance recorded		21,051
Consumer | Automobile and other
Unpaid Contractual Principal Balance
With an allowance recorded	9,735
Recorded Investment
With an allowance recorded	9,735
Allowance for Loan Losses Allocated
With an allowance recorded	2,572
Average Recorded Investment
With no related allowance recorded	688
With an allowance recorded	$ 3,032	$ 2,368

LOANS (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item
Troubled Debt Restructurings:
Amount of allocations of specific reserves	$ 584,810	$ 1,275,718
Amount of loans to customers whose loan terms have been modified	8,934,496	9,349,510
Number of Contracts	10	10
Pre-Modification Outstanding Recorded Investment	5,484,804	11,385,750
Post-Modification Outstanding Recorded Investment	4,457,649	10,204,615
Net increase (decrease) in the allowance for loan losses	(26,610)	1,275,718
Charge-offs	312,682	1,181,135
Net increase in the allowance for loan losses	14,407
Minimum
Troubled Debt Restructurings:
Modification period	6 months
Maximum
Troubled Debt Restructurings:
Modification period	1 year
Real estate loans
Troubled Debt Restructurings:
Number of Contracts	10	7
Pre-Modification Outstanding Recorded Investment	5,484,804	10,991,015
Post-Modification Outstanding Recorded Investment	4,457,649	9,809,880
Number of Contracts	1
Recorded Investment	303,503
Real estate loans | One-to-four family
Troubled Debt Restructurings:
Number of Contracts	4	2
Pre-Modification Outstanding Recorded Investment	447,799	1,025,174
Post-Modification Outstanding Recorded Investment	444,508	1,025,174
Number of Contracts	1
Recorded Investment	303,503
Real estate loans | Multi-family
Troubled Debt Restructurings:
Number of Contracts	1	2
Pre-Modification Outstanding Recorded Investment	449,055	5,894,771
Post-Modification Outstanding Recorded Investment	215,963	5,894,771
Real estate loans | Commercial
Troubled Debt Restructurings:
Number of Contracts	3	1
Pre-Modification Outstanding Recorded Investment	2,978,384	657,933
Post-Modification Outstanding Recorded Investment	2,702,490	657,933
Real estate loans | Construction and land
Troubled Debt Restructurings:
Number of Contracts	2	2
Pre-Modification Outstanding Recorded Investment	1,609,566	3,413,137
Post-Modification Outstanding Recorded Investment	1,094,688	2,232,002
Commercial business
Troubled Debt Restructurings:
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		55,998
Post-Modification Outstanding Recorded Investment		55,998
Consumer | Home equity
Troubled Debt Restructurings:
Number of Contracts		2
Pre-Modification Outstanding Recorded Investment		338,737
Post-Modification Outstanding Recorded Investment		$ 338,737

PROPERTY AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property And Equipments
Property and equipment, gross	$ 12,056,435	$ 11,435,165
Less accumulated depreciation	(1,898,506)	(1,347,011)
Property and equipment, net	10,157,929	10,088,154
Depreciation expense	551,495	566,608
Land
Property And Equipments
Property and equipment, gross	1,808,958	1,808,958
Buildings and improvements
Property And Equipments
Property and equipment, gross	9,075,751	8,685,469
Construction in process
Property And Equipments
Property and equipment, gross		21,270
Furniture and equipment
Property And Equipments
Property and equipment, gross	$ 1,171,726	$ 919,468

MORTGAGE SERVICING RIGHTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Servicing Rights
Carrying amount of servicing rights recorded in loans serviced for others	$ 811,783	$ 651,409
Mortgage servicing rights
Mortgage Servicing Rights
Unpaid principal balances of mortgage and other loans serviced for others	101,473,000	78,483,000
Carrying amount of servicing rights recorded in loans serviced for others	811,783	651,409	601,325
Assumptions used to determine fair value of servicing rights
Discount rate (as a percent)	9.00%	9.00%
Ancillary income per loan annually	48	48
Incremental cost to service per loan annually	$ 43	$ 43
Mortgage servicing rights | Minimum
Assumptions used to determine fair value of servicing rights
Monthly prepayment speeds (as a percent)	246.00%	252.00%
Mortgage servicing rights | Maximum
Assumptions used to determine fair value of servicing rights
Monthly prepayment speeds (as a percent)	698.00%	694.00%

MORTGAGE SERVICING RIGHTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in mortgage servicing rights
Balance, ending	$ 811,783	$ 651,409
Mortgage servicing rights
Changes in mortgage servicing rights
Balance, beginning	651,409	601,325
Mortgage servicing rights capitalized	446,539	228,211
Mortgage servicing rights amortized	(257,579)	(138,900)
Provision for loss in fair value	(28,586)	(39,227)
Balance, ending	811,783	651,409
Changes in valuation allowances:
Balance, beginning	205,038	165,811
Additions	28,586	39,227
Balance, ending	$ 233,624	$ 205,038

MORTGAGE SERVICING RIGHTS (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated future amortization expense on mortgage servicing rights
Total	$ 811,783	$ 651,409
Mortgage servicing rights
Estimated future amortization expense on mortgage servicing rights
Year Ending December 31, 2013	152,517
Year Ending December 31, 2014	142,557
Year Ending December 31, 2015	111,143
Year Ending December 31, 2016	71,093
Year Ending December 31, 2017	65,854
Thereafter	268,619
Total	$ 811,783	$ 651,409	$ 601,325

Core Deposit Intangible (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Core Deposit Intangible
Net carrying value	$ 535,000	$ 816,000
Amortization expense	281,000	304,000
Estimated future amortization expense
Year ending December 31, 2013	264,000
Year ending December 31, 2014	75,000
Year ending December 31, 2015	58,000
Year ending December 31, 2016	58,000
Year ending December 31, 2017	58,000
Core deposit intangible
Core Deposit Intangible
Gross carrying value	3,258,000	3,258,000
Less accumulated amortization	(2,723,000)	(2,442,000)
Net carrying value	535,000	816,000
Amortization expense	$ 281,000	$ 304,000

GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Goodwill
Goodwill	$ 11,385,323	$ 11,385,323
Number of reporting units for purposes of evaluating goodwill	1

DEPOSITS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
DEPOSITS
Noninterest-bearing	$ 60,330,245	$ 39,256,851
Interest-bearing transaction accounts	223,830,488	196,120,029
Savings	25,689,456	22,101,944
Time	150,523,857	157,279,459
Total deposits	460,374,046	414,758,283
Brokered deposits included in time deposits	29,201,000	32,495,000
Brokered deposits included in interest bearing transaction accounts	48,076,000	21,226,000
Interest expense on deposits
Interest-bearing transaction accounts	1,203,755	1,816,588
Savings	115,143	153,271
Time deposits	2,514,712	3,843,362
Interest expense on deposits	3,833,610	5,813,221
Aggregate amount of certificates of deposit with a minimum denomination of $100,000	70,786,000	70,493,000
Scheduled maturities of time deposits
Year Ending December 31, 2013	86,690,819
Year Ending December 31, 2014	22,134,236
Year Ending December 31, 2015	14,537,730
Year Ending December 31, 2016	12,914,613
Year Ending December 31, 2017	14,182,058
Thereafter	64,401
Time deposits	$ 150,523,857	$ 157,279,459

FEDERAL HOME LOAN BANK ADVANCES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
FEDERAL HOME LOAN BANK ADVANCES
Total advances from the Federal Home Loan Bank (FHLB)	$ 21,966,750	$ 26,944,000
Weighted average interest rate on the advances (as a percent)	1.27%	1.10%
Minimum interest rate (as a percent)	0.46%
Maximum interest rate (as a percent)	4.58%
Contractual maturities of advances
2013	7,999,000
2014	11,499,000
2015	1,495,000
2016	973,750
Federal Home Loan Bank advances	21,966,750	26,944,000
Federal Home Loan Bank Advances, other information
Loans pledged as collateral for FHLB advances	$ 66,444,000	$ 55,045,000

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities sold under agreements to repurchase
Number of significant customers whose balances fluctuate on a regular basis	1
Securities sold under agreements to repurchase
Securities sold under agreements to repurchase
Carrying amount of securities pledged	$ 44,143,000	$ 47,432,000
Average daily balance during the year	25,945,603	22,823,940
Average interest rate during the year (as a percent)	0.06%	0.05%
Maximum month-end balance during the year	$ 34,494,579	$ 36,874,298
Weighted average interest rate at year-end (as a percent)	0.06%	0.00%

SUBORDINATED DEBENTURES (Details) (First Clover Leaf Statutory Trust I, USD $)	1 Months Ended	31 Months Ended	61 Months Ended	12 Months Ended
	May 31, 2005	Dec. 31, 2012	May 31, 2010	Dec. 31, 2012 Junior subordinated debentures
SUBORDINATED DEBENTURES
Debt issued	$ 4,000,000
Fixed distribution rate (as a percent)			6.08%
Basis spread added to the reference rate (as a percent)		1.85%
Description of annual interest distribution basis		three month LIBOR
Liquidation amount per preferred security (in dollars per share)		$ 1,000
Interest rate (as a percent)		2.24%
Maximum consecutive period available for deferral of interest payments on the securities				5 years

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal:
Current	$ 1,366,578	$ 859,716
Deferred	125,033	(607,705)
Total Federal	1,491,611	252,011
State:
Current	484,310	301,650
Deferred	69,113	(118,579)
Total State	553,423	183,071
Total income tax expense	2,045,034	435,082
Components of income tax expense differed from the maximum statutory federal rate
Maximum statutory federal rate (as a percent)	35.00%
Expected income taxes	2,138,337	815,538
Income tax effect of:
State taxes, net of federal income tax benefit	332,911	113,052
Tax exempt interest, net	(333,886)	(265,610)
Income taxed at lower rates	(61,095)	(23,301)
Other	(31,233)	(204,597)
Total income tax expense	2,045,034	435,082
Deferred tax assets:
Allowance for loan losses	2,393,884	3,109,480
Deferred compensation	176,433	218,716
Accrued expenses		61,219
Purchase accounting adjustments for:
Loans	49,988	60,616
Securities	162,889	195,896
Time deposits		1,198
Deferred fees and costs		18,388
OREO writedowns and expenses	316,132
Other	56,188	69,384
Deferred tax assets	3,155,514	3,734,897
Deferred tax liabilities:
Federal Home Loan Bank stock	(304,238)	(658,620)
Core deposit intangible	(215,445)	(325,748)
Mortgage servicing rights	(326,905)	(260,043)
Unrealized gain on securities available for sale	(702,588)	(759,011)
Purchase accounting adjustments for:
Premises and equipment	(301,426)	(305,223)
Federal Home Loan Bank advances	(13,390)	(22,355)
Premises and equipment	(107,979)	(82,631)
Deferred tax liabilities	(1,971,971)	(2,413,631)
Net deferred taxes	$ 1,183,543	$ 1,321,266

INCOME TAXES (Details 2) (Bad debt reserve, USD $)	Dec. 31, 2012	Dec. 31, 2011
Bad debt reserve
Income Taxes
Tax bad debt reserve for which no deferred income tax liability has been recognized	$ 3,044,000	$ 3,044,000
Unrecorded deferred income tax liability	$ 1,157,000	$ 1,157,000

EMPLOYEE BENEFITS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred compensation agreement
Expenses recorded	$ 176	$ 5,812
Liability recorded		547,885
Employee stock ownership plan
Compensation expense		66,998
Number of shares cancelled		100,453
Price per share of shares cancelled (in dollars per share)		$ 6.1
Unallocated shares		1,591
Allocated shares		74,866
Profit sharing defined contribution plan
Defined contribution plan
Contribution to the plan	107,278	109,464
401k plan
Defined contribution plan
Contribution to the plan	$ 89,123	$ 65,250
401k plan | Maximum
Defined contribution plan
Deferred compensation by the participants (as a percent)	50.00%
Matching contribution (as a percent)	3.00%	2.00%

CAPITAL RATIOS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CAPITAL RATIOS
Period for which net profit is combined with current year profit limit dividend payment under OCC regulations	2 years
Tier I Capital to Adjusted Total Assets
Actual Amount	$ 65,059,000	$ 63,570,000
Actual Ratio (as a percent)	10.64%	11.59%
For Capital Adequacy Purposes, Amount	24,463,000	22,509,000
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital to Risk Weighted Assets
Actual Amount	65,059,000	63,570,000
Actual Ratio (as a percent)	17.25%	17.17%
For Capital Adequacy Purposes, Amount	15,082,000	14,812,000
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Total Capital to Risk Weighted Assets
Actual Amount	72,572,000	70,570,000
Actual Ratio (as a percent)	19.25%	19.06%
For Capital Adequacy Purposes, Amount	30,164,000	29,624,000
For Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
Bank
Tier I Capital to Adjusted Total Assets
Actual Amount	67,253,000	62,025,000
Actual Ratio (as a percent)	11.45%	11.33%
For Capital Adequacy Purposes, Amount	23,487,000	21,906,000
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	29,359,000	27,382,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	5.00%	5.00%
Tier 1 Capital to Risk Weighted Assets
Actual Amount	67,253,000	62,025,000
Actual Ratio (as a percent)	17.89%	16.80%
For Capital Adequacy Purposes, Amount	15,039,000	14,767,000
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	22,558,000	22,150,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	6.00%	6.00%
Total Capital to Risk Weighted Assets
Actual Amount	70,766,000	65,033,000
Actual Ratio (as a percent)	18.82%	17.62%
For Capital Adequacy Purposes, Amount	30,077,000	29,534,000
For Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 37,597,000	$ 36,917,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	10.00%	10.00%

COMMITMENTS, CONTINGENCIES AND CREDIT RISK (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit
Commitments, Contingencies And Credit Risk
Variable Rate Commitments	$ 15,111,371	$ 34,303,938
Fixed Rate Commitments	36,383,833	21,177,992
Total Commitments	51,495,204	55,481,930
Commitments to extend credit | Minimum
Commitments, Contingencies And Credit Risk
Rates on Fixed Rate Commitments (as a percent)	1.00%	3.00%
Commitments to extend credit | Maximum
Commitments, Contingencies And Credit Risk
Rates on Fixed Rate Commitments (as a percent)	18.00%	18.00%
Standby letters of credit
Commitments, Contingencies And Credit Risk
Variable Rate Commitments	50,000	1,481,605
Fixed Rate Commitments	649,356	2,583,942
Total Commitments	$ 699,356	$ 4,065,547
Standby letters of credit | Minimum
Commitments, Contingencies And Credit Risk
Rates on Fixed Rate Commitments (as a percent)	4.50%	3.50%
Standby letters of credit | Maximum
Commitments, Contingencies And Credit Risk
Rates on Fixed Rate Commitments (as a percent)	9.25%	9.25%
Guarantee term which is primarily issued to support public and private borrowing arrangements	1 year

FAIR VALUE MEASUREMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets:
Total securities available for sale	$ 88,280,080	$ 85,575,351
U.S. government agency obligations
Assets:
Total securities available for sale	19,793,502	31,743,989
Corporate bonds
Assets:
Total securities available for sale		1,838,324
State and municipal securities
Assets:
Total securities available for sale	36,403,923	26,376,118
Other securities
Assets:
Total securities available for sale	248,501	3,501
Mortgage-backed: residential
Assets:
Total securities available for sale	31,834,154	25,613,419
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets:
Total securities available for sale	88,280,080	85,575,351
Recurring basis | Significant Other Observable Inputs (Level 2) | U.S. government agency obligations
Assets:
Total securities available for sale	19,793,502	31,743,989
Recurring basis | Significant Other Observable Inputs (Level 2) | Corporate bonds
Assets:
Total securities available for sale		1,838,324
Recurring basis | Significant Other Observable Inputs (Level 2) | State and municipal securities
Assets:
Total securities available for sale	36,403,923	26,376,118
Recurring basis | Significant Other Observable Inputs (Level 2) | Other securities
Assets:
Total securities available for sale	248,501	3,501
Recurring basis | Significant Other Observable Inputs (Level 2) | Mortgage-backed: residential
Assets:
Total securities available for sale	31,834,154	25,613,419
Recurring basis | Total
Assets:
Total securities available for sale	88,280,080	85,575,351
Recurring basis | Total | U.S. government agency obligations
Assets:
Total securities available for sale	19,793,502	31,743,989
Recurring basis | Total | Corporate bonds
Assets:
Total securities available for sale		1,838,324
Recurring basis | Total | State and municipal securities
Assets:
Total securities available for sale	36,403,923	26,376,118
Recurring basis | Total | Other securities
Assets:
Total securities available for sale	248,501	3,501
Recurring basis | Total | Mortgage-backed: residential
Assets:
Total securities available for sale	$ 31,834,154	$ 25,613,419

FAIR VALUE MEASUREMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets measured at fair value on a nonrecurring basis
Outstanding balance	$ 408,240,534	$ 397,102,394
Write-downs	392,776	449,274
Principal balance	5,187,080	13,715,174
Valuation allowance	832,400	3,095,145
Real estate:
Assets measured at fair value on a nonrecurring basis
Outstanding balance	323,464,435	327,870,870
Principal balance	4,891,331	12,407,918
Valuation allowance	778,997	2,919,545
Real estate: | One-to-four family
Assets measured at fair value on a nonrecurring basis
Outstanding balance	112,350,393	115,540,320
Principal balance	1,566,121	1,731,783
Valuation allowance	210,336	383,825
Real estate: | Multi-family
Assets measured at fair value on a nonrecurring basis
Outstanding balance	42,203,212	39,481,726
Principal balance	2,789,808	3,404,733
Valuation allowance	533,849	356,260
Real estate: | Commercial
Assets measured at fair value on a nonrecurring basis
Outstanding balance	138,766,873	128,656,804
Principal balance	535,402	1,402,461
Valuation allowance	34,812	98,754
Real estate: | Construction and land
Assets measured at fair value on a nonrecurring basis
Outstanding balance	30,143,957	44,192,020
Principal balance		5,868,941
Valuation allowance		2,080,706
Commercial business
Assets measured at fair value on a nonrecurring basis
Outstanding balance	71,251,082	48,676,963
Principal balance	257,896	1,293,442
Valuation allowance	22,713	161,786
Consumer
Assets measured at fair value on a nonrecurring basis
Outstanding balance	13,525,017	20,554,561
Principal balance	37,853	13,814
Valuation allowance	30,690	13,814
Consumer | Automobile and other
Assets measured at fair value on a nonrecurring basis
Outstanding balance	1,462,909	1,414,711
Principal balance	9,735
Valuation allowance	2,572
Impaired loans
Assets measured at fair value on a nonrecurring basis
Principal balance	5,187,080	13,715,174
Valuation allowance	832,400	3,095,145
Net increase in provision for loan losses	263,542	967,420
Non-recurring basis | Foreclosed assets
Assets measured at fair value on a nonrecurring basis
Outstanding balance	4,342,988	1,835,527
Write-downs	350,000
Cumulative write-downs	661,000	449,274
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Consumer
Assets measured at fair value on a nonrecurring basis
Fair Value	7,163
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets
Assets measured at fair value on a nonrecurring basis
Fair Value	3,681,988	1,386,253
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | One-to-four family
Assets measured at fair value on a nonrecurring basis
Fair Value		224,060
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | Commercial
Assets measured at fair value on a nonrecurring basis
Fair Value	755,000	755,000
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | Commercial | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	1.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | Commercial | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	24.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | Commercial | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	10.50%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | Construction and land
Assets measured at fair value on a nonrecurring basis
Fair Value	2,926,988	407,193
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | Construction and land | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	(4.00%)
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | Construction and land | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	47.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate: | Construction and land | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	19.30%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans
Assets measured at fair value on a nonrecurring basis
Fair Value	4,354,680	10,620,029
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Automobile and other
Assets measured at fair value on a nonrecurring basis
Fair Value	7,163
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Automobile and other | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	0.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Automobile and other | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	50.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Automobile and other | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	50.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate:
Assets measured at fair value on a nonrecurring basis
Fair Value	4,112,334	9,488,373
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | One-to-four family
Assets measured at fair value on a nonrecurring basis
Fair Value	1,355,785	1,347,958
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | One-to-four family | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	(5.00%)
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | One-to-four family | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	9.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | One-to-four family | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	5.70%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Multi-family
Assets measured at fair value on a nonrecurring basis
Fair Value	2,255,959	3,048,473
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Multi-family | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	1.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Multi-family | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	18.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Multi-family | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	10.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Commercial
Assets measured at fair value on a nonrecurring basis
Fair Value	500,590	1,303,707
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Commercial | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	5.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Commercial | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	17.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Commercial | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	12.30%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate: | Construction and land
Assets measured at fair value on a nonrecurring basis
Fair Value		3,788,235
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Commercial business
Assets measured at fair value on a nonrecurring basis
Fair Value	235,183	1,131,656
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Commercial business | Sales Comparison | Minimum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	4.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Commercial business | Sales Comparison | Maximum
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	50.00%
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Impaired loans | Commercial business | Sales Comparison | Weighted Average
Quantitative information, Level 3 fair value measurements
Adjustment for difference between comparable sales (as a percent)	22.80%
Non-recurring basis | Total | Consumer
Assets measured at fair value on a nonrecurring basis
Fair Value	7,163
Non-recurring basis | Total | Consumer | Automobile and other
Assets measured at fair value on a nonrecurring basis
Fair Value	7,163
Non-recurring basis | Total | Foreclosed assets
Assets measured at fair value on a nonrecurring basis
Fair Value	3,681,988	1,386,253
Non-recurring basis | Total | Foreclosed assets | Real estate: | One-to-four family
Assets measured at fair value on a nonrecurring basis
Fair Value		224,060
Non-recurring basis | Total | Foreclosed assets | Real estate: | Commercial
Assets measured at fair value on a nonrecurring basis
Fair Value	755,000	755,000
Non-recurring basis | Total | Foreclosed assets | Real estate: | Construction and land
Assets measured at fair value on a nonrecurring basis
Fair Value	2,926,988	407,193
Non-recurring basis | Total | Impaired loans
Assets measured at fair value on a nonrecurring basis
Fair Value	4,354,680	10,620,029
Non-recurring basis | Total | Impaired loans | Real estate:
Assets measured at fair value on a nonrecurring basis
Fair Value	4,112,334	9,488,373
Non-recurring basis | Total | Impaired loans | Real estate: | One-to-four family
Assets measured at fair value on a nonrecurring basis
Fair Value	1,355,785	1,347,958
Non-recurring basis | Total | Impaired loans | Real estate: | Multi-family
Assets measured at fair value on a nonrecurring basis
Fair Value	2,255,959	3,048,473
Non-recurring basis | Total | Impaired loans | Real estate: | Commercial
Assets measured at fair value on a nonrecurring basis
Fair Value	500,590	1,303,707
Non-recurring basis | Total | Impaired loans | Real estate: | Construction and land
Assets measured at fair value on a nonrecurring basis
Fair Value		3,788,235
Non-recurring basis | Total | Impaired loans | Commercial business
Assets measured at fair value on a nonrecurring basis
Fair Value	$ 235,183	$ 1,131,656

FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Accrued interest receivable	$ 1,592,307	$ 1,726,319
Financial liabilities:
Non-interest bearing deposits	60,330,245	39,256,851
Interest-bearing deposits	400,043,801	375,501,432
Accrued interest payable	284,270	417,828
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	71,414,598
Financial liabilities:
Non-interest bearing deposits	60,330,245
Interest-bearing deposits	249,519,944
Accrued interest payable	27,481
Significant Other Observable Inputs (Level 2)
Financial assets:
Interest-earning time deposits	1,749,744
Accrued interest receivable	445,151
Financial liabilities:
Interest-bearing deposits	151,235,158
Federal Home Loan Bank advances	22,222,771
Securities sold under agreement to repurchase	34,494,579
Subordinated debentures	4,000,000
Accrued interest payable	256,789
Significant Unobservable Inputs (Level 3)
Financial assets:
Loans, net (excluding impaired loans at fair value)	398,541,271
Accrued interest receivable	1,147,156
Carrying Amount
Financial assets:
Cash and cash equivalents	71,414,598	39,361,409
Interest-earning time deposits	1,749,744	1,738,498
Federal Home Loan Bank stock	2,887,763	6,306,273
Loans, net (excluding impaired loans at fair value)	390,513,946	377,014,617
Accrued interest receivable	1,592,307	1,726,319
Financial liabilities:
Non-interest bearing deposits	60,330,245	39,256,851
Interest-bearing deposits	400,043,801	375,501,432
Federal Home Loan Bank advances	21,966,750	26,944,000
Securities sold under agreement to repurchase	34,494,579	36,874,298
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	284,270	417,828
Fair Value
Financial assets:
Cash and cash equivalents	71,414,598	39,361,409
Interest-earning time deposits	1,749,744	1,738,498
Loans, net (excluding impaired loans at fair value)	398,541,271	388,315,138
Accrued interest receivable	1,592,307	1,726,319
Financial liabilities:
Non-interest bearing deposits	60,330,245	39,256,851
Interest-bearing deposits	400,755,102	376,697,157
Federal Home Loan Bank advances	22,222,771	27,208,915
Securities sold under agreement to repurchase	34,494,579	36,874,298
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	$ 284,270	$ 417,828

LIQUIDATION ACCOUNT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2006
LIQUIDATION ACCOUNT
Balance in liquidation account	$ 3,300,000	$ 20,700,000

CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 71,414,598	$ 39,361,409	$ 66,253,047
Loans, net	394,868,626	387,634,646
Other assets	2,507,471	3,449,851
Total assets	600,769,032	562,724,979
Liabilities and Stockholders' Equity
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	284,270	417,828
Other liabilities	1,392,984	2,016,445
Total liabilities	522,512,629	485,010,854
Stockholders' Equity
Common stock	748,132	772,776
Additional paid-in-capital	59,660,244	61,230,512
Retained earnings	16,651,916	14,418,656
Accumulated other comprehensive income	1,196,111	1,292,181	614,774
Total stockholders' equity	78,256,403	77,714,125	77,333,439
Total liabilities and stockholders' equity	600,769,032	562,724,979
First Clover Leaf Financial Corp.
Assets
Cash and cash equivalents	823,324	4,497,942	7,309,622
Loans, net	247,971	262,109
Investment in common stock of subsidiary	80,450,227	76,169,460
Other assets	832,501	860,891
Total assets	82,354,023	81,790,402
Liabilities and Stockholders' Equity
Subordinated debentures	4,000,000	4,000,000
Accrued interest payable	7,950	7,802
Other liabilities	89,670	68,475
Total liabilities	4,097,620	4,076,277
Stockholders' Equity
Common stock	748,132	772,776
Additional paid-in-capital	59,660,244	61,230,512
Retained earnings	16,651,916	14,418,656
Accumulated other comprehensive income	1,196,111	1,292,181
Total stockholders' equity	78,256,403	77,714,125
Total liabilities and stockholders' equity	$ 82,354,023	$ 81,790,402

CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Condensed financial statement of parent company
Interest income	$ 21,652,794	$ 23,727,911
Interest expense	(4,468,010)	(6,452,502)
Income before income taxes	6,109,535	2,330,110
Income tax benefit	(2,045,034)	(435,082)
Net income	4,064,501	1,895,028
Comprehensive income	3,968,431	2,572,435
First Clover Leaf Financial Corp.
Condensed financial statement of parent company
Interest income	14,245	38,108
Interest expense	(97,914)	(116,115)
Other income		4
Other expenses	(420,211)	(393,932)
Income before income taxes	(503,880)	(471,935)
Income tax benefit	191,544	179,600
Loss before equity in undistributed net income of subsidiary	(312,336)	(292,335)
Equity in undistributed net income of subsidiary	4,376,837	2,187,363
Net income	4,064,501	1,895,028
Comprehensive income	$ 3,968,431	$ 2,572,435

CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 4,064,501	$ 1,895,028
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Decrease (Increase) in other assets	1,708,574	(205,500)
Increase in accrued interest payable	(133,558)	(143,859)
Net cash provided by operating activities	7,675,091	5,845,202
Cash Flows from Investing Activities
Purchases of available for sale securities	(50,213,584)	(76,612,719)
Proceeds from calls and maturities of available for sale securities	41,274,632	62,988,659
Loan payments	(11,026,356)	(9,898,804)
Net cash used in investing activities	(10,434,793)	(18,196,390)
Cash Flows from Financing Activities
Repurchase of common stock	(1,594,912)	(398,316)
Dividends	(1,831,241)	(1,860,431)
Net cash provided by (used in) financing activities	34,812,891	(14,540,450)
Net increase (decrease) in cash and cash equivalents	32,053,189	(26,891,638)
Cash and cash equivalents:
Beginning	39,361,409	66,253,047
Ending	71,414,598	39,361,409
First Clover Leaf Financial Corp.
Cash Flows from Operating Activities
Net income	4,064,501	1,895,028
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed net income of subsidiary	(4,376,837)	(2,187,363)
Premiums and discounts on subordinated debentures		25,728
Decrease (Increase) in other assets	28,390	(315,747)
Increase in accrued interest payable	148	440
Increase (decrease) in other liabilities	21,195	(23,137)
Net cash provided by operating activities	(262,603)	(605,051)
Cash Flows from Investing Activities
Purchases of available for sale securities	(2,999,983)	(5,499,999)
Proceeds from calls and maturities of available for sale securities	2,999,983	5,499,999
Loan payments	14,138	10,881
Net cash used in investing activities	14,138	10,881
Cash Flows from Financing Activities
Repayment of ESOP loan		41,237
Repurchase of common stock	(1,594,912)	(398,316)
Dividends	(1,831,241)	(1,860,431)
Net cash provided by (used in) financing activities	(3,426,153)	(2,217,510)
Net increase (decrease) in cash and cash equivalents	(3,674,618)	(2,811,680)
Cash and cash equivalents:
Beginning	4,497,942	7,309,622
Ending	$ 823,324	$ 4,497,942